First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Communications Equipment — 5.8%
785,835	Cisco Systems, Inc.	$92,304,179
116,938	Ituran Location and Control Ltd.	7,134,387
234,650	Motorola Solutions, Inc.	97,447,798
1,951,128	Nokia Oyj, ADR	25,910,980
931,377	Telefonaktiebolaget LM Ericsson, ADR	10,384,854
40,169	Ubiquiti, Inc.	21,451,451
		254,633,649
	Diversified Telecommunication Services — 8.4%
3,815,726	AT&T, Inc.	78,985,528
91,122	Chunghwa Telecom Co., Ltd., ADR	4,033,060
3,804,987	Comcast Corp., Class A	93,412,431
155,616	Iridium Communications, Inc.	8,535,538
710,135	KT Corp., ADR	12,271,133
49,284	Shenandoah Telecommunications Co.	743,203
290,090	Telefonica Brasil S.A., ADR	3,817,584
556,036	Telkom Indonesia Persero Tbk PT, ADR	7,467,563
7,540,242	TELUS Corp.	79,700,358
1,979,297	Verizon Communications, Inc.	83,803,435
		372,769,833
	Electronic Equipment, Instruments & Components — 6.3%
457,797	Amphenol Corp., Class A	80,718,767
86,846	Avnet, Inc.	7,713,662
19,265	Benchmark Electronics, Inc.	1,900,878
170,480	CDW Corp.	23,976,307
7,302	Climb Global Solutions, Inc.	169,479
354,869	Corning, Inc.	90,644,189
15,937	ePlus, Inc.	1,326,437
172,819	Ingram Micro Holding Corp.	4,740,425
15,713	PC Connection, Inc.	1,146,892
37,758	TD SYNNEX Corp.	10,094,224
259,076	TE Connectivity PLC	52,232,312
63,562	Vishay Intertechnology, Inc.	3,418,364
		278,081,936
	Entertainment — 0.2%
932,092	Tencent Music Entertainment Group, ADR	7,782,968
	Interactive Media & Services — 0.9%
461,881	Autohome, Inc., ADR	8,789,595
223,047	JOYY, Inc., ADR	14,718,872
Shares	Description	Value

	Interactive Media & Services (Continued)
331,565	Match Group, Inc.	$12,616,048
414,005	Weibo Corp., ADR	3,005,676
		39,130,191
	IT Services — 9.5%
244,962	Amdocs Ltd.	12,380,379
82,485	CGI, Inc.	5,326,056
714,235	Cognizant Technology Solutions Corp., Class A	27,662,322
1,271,057	International Business Machines Corp.	357,433,939
66,353	VeriSign, Inc.	16,691,761
901,330	Wipro Ltd., ADR	2,027,993
		421,522,450
	Professional Services — 2.7%
203,184	Concentrix Corp.	4,552,337
159,691	KBR, Inc.	5,514,130
108,970	Leidos Holdings, Inc.	11,220,641
33,396	Paycom Software, Inc.	4,197,209
150,219	RELX PLC, ADR	4,757,436
40,831	Science Applications International Corp.	4,508,151
252,166	SS&C Technologies Holdings, Inc.	15,646,900
821,186	Thomson Reuters Corp.	67,066,261
		117,463,065
	Semiconductors & Semiconductor Equipment — 37.3%
79,006	Amkor Technology, Inc.	6,812,687
319,484	Analog Devices, Inc.	126,889,460
216,489	Applied Materials, Inc.	156,521,547
97,316	ASE Technology Holding Co., Ltd., ADR	4,390,898
33,292	ASML Holding N.V.	66,232,437
847,239	Broadcom, Inc.	320,044,532
124,875	Himax Technologies, Inc., ADR	1,915,583
344,552	KLA Corp.	103,954,784
28,092	Kulicke & Soffa Industries, Inc.	3,757,586
695,198	Microchip Technology, Inc.	63,402,058
13,975	Monolithic Power Systems, Inc.	19,318,481
212,531	NXP Semiconductors N.V.	59,727,587
37,386	Power Integrations, Inc.	3,131,451
753,963	QUALCOMM, Inc.	139,324,823
16,300	Silicon Motion Technology Corp., ADR	5,433,279
364,659	Skyworks Solutions, Inc.	24,723,880
43,217	STMicroelectronics N.V.	3,236,521
452,288	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	215,999,180
1,046,448	Texas Instruments, Inc.	311,914,755

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
217,659	United Microelectronics Corp., ADR	$5,922,501
62,616	Universal Display Corp.	5,421,920
		1,648,075,950
	Software — 17.9%
38,238	A10 Networks, Inc.	1,428,572
55,062	Adeia, Inc.	1,813,192
167,224	Bentley Systems, Inc., Class B	4,998,325
63,536	Clear Secure, Inc., Class A	3,540,861
99,518	Dolby Laboratories, Inc., Class A	5,232,656
778,974	Gen Digital, Inc.	19,388,663
35,755	InterDigital, Inc.	10,123,313
255,332	Intuit, Inc.	66,641,652
53,994	Karooooo Ltd.	2,665,144
840,707	Microsoft Corp.	313,600,525
738,278	Open Text Corp.	16,352,858
1,610,511	Oracle Corp.	236,020,387
71,745	Roper Technologies, Inc.	24,277,791
482,490	Salesforce, Inc.	75,586,883
60,170	SAP SE, ADR	9,272,799
		790,943,621
	Technology Hardware, Storage & Peripherals — 5.5%
113,566	Dell Technologies, Inc., Class C	48,999,186
1,120,578	Hewlett Packard Enterprise Co.	50,549,274
2,659,024	HP, Inc.	58,338,986
124,818	Logitech International S.A.	11,737,885
157,064	NetApp, Inc.	24,307,225
49,637	Seagate Technology Holdings PLC	47,899,705
		241,832,261
	Wireless Telecommunication Services — 5.4%
628,331	America Movil S.A.B. de C.V., ADR	16,330,322
760,622	Millicom International Cellular S.A.	69,034,053
2,094,668	Rogers Communications, Inc., Class B	68,076,710
69,262	SK Telecom Co., Ltd., ADR	2,227,466
504,612	T-Mobile US, Inc.	84,638,571
		240,307,122
	Total Common Stocks	4,412,543,046
	(Cost $3,287,361,495)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
2,180,234	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (a)	$2,180,234
	(Cost $2,180,234)

	Total Investments — 99.9%	4,414,723,280
	(Cost $3,289,541,729)
	Net Other Assets and Liabilities — 0.1%	3,662,264
	Net Assets — 100.0%	$4,418,385,544

(a)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$4,412,543,046	$4,412,543,046	$—	$—
Money Market Funds	2,180,234	2,180,234	—	—
Total Investments	$4,414,723,280	$4,414,723,280	$—	$—

*	See Portfolio of Investments for industry breakout.

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 20.9%
	Banks — 6.5%
17,212	Bank of Hawaii Corp.	$1,402,606
29,238	Bank OZK	1,523,007
72,217	CVB Financial Corp.	1,628,493
53,252	First Busey Corp.	1,570,934
52,901	First Hawaiian, Inc.	1,549,999
33,079	First Merchants Corp.	1,445,222
59,161	Fulton Financial Corp.	1,431,105
84,654	Huntington Bancshares, Inc.	1,500,915
65,095	KeyCorp	1,500,440
153,048	Northwest Bancshares, Inc.	2,320,208
51,319	Peoples Bancorp, Inc.	1,971,163
71,414	Provident Financial Services, Inc.	1,688,227
48,941	Regions Financial Corp.	1,478,018
31,364	Truist Financial Corp.	1,562,555
24,816	U.S. Bancorp	1,498,886
29,528	United Bankshares, Inc.	1,353,268
47,141	WesBanco, Inc.	1,839,913
		27,264,959
	Beverages — 0.7%
41,881	Molson Coors Beverage Co., Class B	1,631,684
9,321	PepsiCo, Inc.	1,262,063
		2,893,747
	Capital Markets — 1.3%
52,352	Franklin Resources, Inc.	1,741,751
30,309	Main Street Capital Corp.	1,572,431
17,789	T. Rowe Price Group, Inc.	2,022,431
		5,336,613
	Consumer Staples Distribution & Retail — 0.3%
88,248	Albertsons Cos., Inc., Class A	1,193,995
	Diversified Telecommunication Services — 0.8%
64,128	AT&T, Inc.	1,327,450
45,079	Verizon Communications, Inc.	1,908,645
		3,236,095
	Electric Utilities — 2.2%
26,268	Edison International	1,955,653
23,619	Eversource Energy	1,706,945
28,895	Exelon Corp.	1,347,085
30,230	FirstEnergy Corp.	1,437,134
27,553	OGE Energy Corp.	1,340,729
13,065	Pinnacle West Capital Corp.	1,397,955
		9,185,501
	Food Products — 2.5%
275,038	Conagra Brands, Inc.	3,702,012
76,517	General Mills, Inc.	2,662,792
110,099	Kraft Heinz (The) Co.	2,600,538
28,915	McCormick & Co., Inc.	1,457,894
		10,423,236

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities — 1.0%
28,662	Northwest Natural Holding Co.	$1,406,158
16,073	Spire, Inc.	1,255,141
44,560	UGI Corp.	1,539,102
		4,200,401
	Health Care Equipment & Supplies — 0.3%
17,791	Medtronic PLC	1,391,790
	Household Products — 1.0%
21,389	Clorox (The) Co.	2,041,366
75,796	Reynolds Consumer Products, Inc.	2,035,123
		4,076,489
	Insurance — 0.9%
30,841	Fidelity National Financial, Inc.	1,454,462
20,665	Prudential Financial, Inc.	2,230,373
		3,684,835
	Multi-Utilities — 0.7%
43,107	Avista Corp.	1,763,507
18,649	Black Hills Corp.	1,387,486
		3,150,993
	Oil, Gas & Consumable Fuels — 0.9%
20,067	ONEOK, Inc.	1,744,625
45,021	Viper Energy, Inc., Class A	1,908,890
		3,653,515
	Pharmaceuticals — 0.9%
27,015	Bristol-Myers Squibb Co.	1,556,604
92,122	Pfizer, Inc.	2,218,298
		3,774,902
	Tobacco — 0.9%
31,106	Altria Group, Inc.	2,238,077
7,365	Philip Morris International, Inc.	1,332,402
		3,570,479
	Total Common Stocks	87,037,550
	(Cost $83,042,377)
REAL ESTATE INVESTMENT TRUSTS — 20.4%
	Health Care REITs — 1.3%
31,840	National Health Investors, Inc.	2,428,118
59,835	Omega Healthcare Investors, Inc.	2,852,933
		5,281,051
	Hotel & Resort REITs — 1.6%
237,902	Apple Hospitality REIT, Inc.	3,999,133
19,049	Ryman Hospitality Properties, Inc.	2,448,749
		6,447,882
	Mortgage REITs — 8.6%
615,525	AGNC Investment Corp.	6,709,223
274,402	Annaly Capital Management, Inc.	6,135,629
408,966	Apollo Commercial Real Estate Finance, Inc.	4,367,757
685,872	MFA Financial, Inc.	6,646,100

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage REITs (Continued)
615,823	PennyMac Mortgage Investment Trust	$6,946,483
537,973	Rithm Capital Corp.	5,051,566
		35,856,758
	Office REITs — 0.5%
60,447	COPT Defense Properties	2,199,666
	Retail REITs — 3.4%
63,459	Brixmor Property Group, Inc.	2,000,862
16,596	Federal Realty Investment Trust	2,048,610
86,931	Getty Realty Corp.	2,900,018
87,864	Kimco Realty Corp.	2,227,352
60,380	NNN REIT, Inc.	2,809,482
10,161	Simon Property Group, Inc.	2,272,508
		14,258,832
	Specialized REITs — 5.0%
63,597	CubeSmart	2,529,253
54,982	EPR Properties	3,189,506
15,362	Extra Space Storage, Inc.	2,232,099
111,135	Four Corners Property Trust, Inc.	2,728,364
67,215	Gaming and Leisure Properties, Inc.	2,993,084
14,584	Lamar Advertising Co., Class A	2,274,812
6,407	Public Storage	2,039,412
106,073	VICI Properties, Inc.	2,816,238
		20,802,768
	Total Real Estate Investment Trusts	84,846,957
	(Cost $76,972,104)
EXCHANGE-TRADED FUNDS — 19.6%
	Capital Markets — 19.6%
2,012,339	First Trust Tactical High Yield ETF (a)	81,801,580
	(Cost $92,709,331)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 19.5%
	Banks — 1.5%
123,374	Banc of California, Inc., Series F (b)	7.75%	(c)	3,094,220
128,650	Fifth Third Bancorp, Series I (b)	7.67%	(c)	3,243,267
				6,337,487
	Capital Markets — 1.4%
114,914	Morgan Stanley, Series E	7.13%	(c)	2,898,131
111,982	Morgan Stanley, Series F	6.88%	(c)	2,810,748
				5,708,879
	Consumer Finance — 0.8%
124,490	Synchrony Financial, Series B (b)	8.25%	(c)	3,220,556
	Financial Services — 2.4%
116,797	Apollo Global Management, Inc. (b)	7.63%	09/15/53	2,979,491

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Financial Services (Continued)
131,414	Citigroup Capital XIII, 3 Mo. CME Term SOFR + CSA + 6.37% (d)	10.30%	10/30/40	$3,778,153
122,256	Jackson Financial, Inc. (b)	8.00%	(c)	3,084,519
				9,842,163
	Food Products — 2.1%
118,279	CHS, Inc., Series 1	7.88%	(c)	3,039,770
114,744	CHS, Inc., Series 2	7.10%	(c)	2,835,324
116,310	CHS, Inc., Series 4	7.50%	(c)	2,936,828
				8,811,922
	Insurance — 3.6%
115,715	Allstate (The) Corp., 3 Mo. CME Term SOFR + CSA + 3.17% (d)	7.10%	01/15/53	2,980,818
123,861	American National Group, Inc.	7.38%	(c)	2,907,018
118,574	Athene Holding Ltd. (b)	7.25%	03/30/64	2,928,778
132,931	Lincoln National Corp., Series D	9.00%	(c)	3,461,523
113,429	Reinsurance Group of America, Inc. (b)	7.13%	10/15/52	2,908,320
				15,186,457
	Mortgage REITs — 6.9%
147,094	AGNC Investment Corp., Series C, 3 Mo. CME Term SOFR + CSA + 5.11% (d)	9.11%	(c)	3,768,548
148,397	AGNC Investment Corp., Series E, 3 Mo. CME Term SOFR + CSA + 4.99% (d)	8.99%	(c)	3,769,284
149,590	AGNC Investment Corp., Series F, 3 Mo. CME Term SOFR + CSA + 4.70% (d)	8.63%	(c)	3,732,270
141,573	Annaly Capital Management, Inc., Series F, 3 Mo. CME Term SOFR + CSA + 4.99% (d)	8.99%	(c)	3,600,201
140,034	Annaly Capital Management, Inc., Series G, 3 Mo. CME Term SOFR + CSA + 4.17% (d)	8.17%	(c)	3,446,237
147,445	Annaly Capital Management, Inc., Series I, 3 Mo. CME Term SOFR + CSA + 4.99% (d)	8.98%	(c)	3,756,899
114,671	Rithm Capital Corp, Series D (b)	7.00%	(c)	2,858,748
162,818	Rithm Capital Corp., Series B, 3 Mo. CME Term SOFR + CSA + 5.64% (d)	9.64%	(c)	4,060,681
				28,992,868
	Multi-Utilities — 0.8%
127,874	Algonquin Power & Utilities Corp., Series 19-A, 3 Mo. CME Term SOFR + CSA + 4.01% (d)	8.86%	07/01/79	3,259,508
	Total $25 Par Preferred Securities			81,359,840
	(Cost $83,293,722)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 19.1%
	Energy Equipment & Services — 0.8%
127,677	USA Compression Partners, L.P.	3,369,396
	Industrial Conglomerates — 1.6%
885,108	Icahn Enterprises, L.P.	6,381,629
	Marine Transportation — 0.0%
1,841	Navios Maritime Partners, L.P.	128,999

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels — 16.7%
173,831	Alliance Resource Partners, L.P.	$4,168,467
301,902	Black Stone Minerals, L.P.	4,217,571
38,327	Cheniere Energy Partners, L.P.	2,336,031
210,463	CrossAmerica Partners, L.P.	4,718,580
78,338	Delek Logistics Partners, L.P.	4,037,541
169,403	Dorchester Minerals, L.P.	4,277,426
157,404	Energy Transfer, L.P.	3,009,564
70,723	Enterprise Products Partners, L.P.	2,599,777
60,602	Global Partners, L.P.	2,823,447
92,999	Hess Midstream, L.P., Class A (e)	3,496,762
312,289	Kimbell Royalty Partners, L.P. (e)	4,537,559
494,251	Mach Natural Resources, L.P.	6,247,333
60,793	MPLX, L.P.	3,424,470
11,232	Natural Resource Partners, L.P.	1,089,504
138,692	Plains All American Pipeline, L.P.	3,087,284
120,284	Plains GP Holdings, L.P., Class A (e)	2,919,293
37,189	Sunoco, L.P.	2,510,258
497,275	TXO Partners, L.P.	6,215,937
89,788	Western Midstream Partners, L.P.	3,929,123
		69,645,927
	Total Master Limited Partnerships	79,525,951
	(Cost $55,133,887)

Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
771,076	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (f)	771,076
	(Cost $771,076)

	Total Investments — 99.7%	415,342,954
	(Cost $391,922,497)
	Net Other Assets and Liabilities — 0.3%	1,050,530
	Net Assets — 100.0%	$416,393,484

(a)	Investment in an affiliated fund.
(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)	Perpetual maturity.
(d)	Floating or variable rate security.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$87,037,550	$87,037,550	$—	$—
Real Estate Investment Trusts*	84,846,957	84,846,957	—	—
Exchange-Traded Funds*	81,801,580	81,801,580	—	—
$25 Par Preferred Securities*	81,359,840	81,359,840	—	—
Master Limited Partnerships*	79,525,951	79,525,951	—	—
Money Market Funds	771,076	771,076	—	—
Total Investments	$415,342,954	$415,342,954	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2026, and for the fiscal year-to-date period (October 1, 2025 to June 30, 2026) are as follows:

Security Name	Shares at 6/30/2026	Value at 9/30/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2026	Dividend Income
First Trust Tactical High Yield ETF	2,012,339	$87,014,275	$10,663,882	$(13,182,324)	$(2,107,287)	$(586,966)	$81,801,580	$4,033,931

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.2%
	Air Freight & Logistics — 1.2%
31,755	DHL Group (EUR)	$1,926,634
	Banks — 5.6%
25,373	Bank of Nova Scotia (The) (CAD)	2,205,344
14,108	Banque Cantonale Vaudoise (CHF)	2,067,311
303,154	China Merchants Bank Co., Ltd., Class H (HKD)	1,736,318
91,662	DNB Bank ASA (NOK)	2,728,978
		8,737,951
	Beverages — 1.2%
182,467	Coca-Cola Femsa S.A.B. de C.V. (MXN)	1,929,168
	Broadline Retail — 1.3%
14,371	Canadian Tire Corp., Ltd., Class A (CAD)	1,979,464
	Building Products — 1.4%
50,100	AGC, Inc. (JPY)	2,146,108
	Capital Markets — 3.8%
21,592	Julius Baer Group Ltd. (CHF)	1,865,249
1,371	Partners Group Holding AG (CHF)	1,123,609
374,981	Schroders PLC (GBP)	2,922,195
		5,911,053
	Chemicals — 2.6%
119,600	Kansai Paint Co., Ltd. (JPY)	1,948,157
143,900	Zeon Corp. (JPY)	2,084,225
		4,032,382
	Construction & Engineering — 2.4%
37,637	Bouygues S.A. (EUR)	2,099,019
143,800	Hazama Ando Corp. (JPY)	1,587,067
		3,686,086
	Construction Materials — 1.0%
17,614	Holcim AG (CHF)	1,588,748
	Consumer Finance — 1.1%
14,711	Cembra Money Bank AG (CHF)	1,722,352
	Diversified Telecommunication Services — 8.5%
62,740	Elisa Oyj (EUR)	2,633,761
375,872	Emirates Telecommunications Group Co. PJSC (AED)	1,964,916
181,957	LG Uplus Corp. (KRW)	1,644,225
188,791	Saudi Telecom Co. (SAR)	2,172,715
2,195	Swisscom AG (CHF)	1,693,790
298,013	TELUS Corp. (CAD)	3,151,909
		13,261,316
Shares	Description	Value

	Electric Utilities — 9.6%
243,221	CK Infrastructure Holdings Ltd. (HKD)	$1,851,405
207,811	CLP Holdings Ltd. (HKD)	1,939,571
457,508	EDP S.A. (EUR)	2,394,703
37,506	Emera, Inc. (CAD)	1,989,478
221,042	Enel S.p.A. (EUR)	2,539,255
295,455	Power Assets Holdings Ltd. (HKD)	2,151,065
180,526	Terna-Rete Elettrica Nazionale (EUR)	2,112,187
		14,977,664
	Entertainment — 1.2%
76,923	International Games System Co., Ltd. (TWD)	1,905,176
	Financial Services — 1.4%
3,190,247	Far East Horizon Ltd. (HKD)	2,176,227
	Food Products — 1.2%
18,197	Nestle S.A. (CHF)	1,871,048
	Gas Utilities — 2.1%
457,785	APA Group (AUD)	3,213,839
	Household Durables — 1.0%
79,000	Sekisui House Ltd. (JPY)	1,643,212
	Independent Power and Renewable Electricity Producers — 1.3%
76,934	ERG S.p.A. (EUR)	2,102,675
	Industrial Conglomerates — 2.5%
50,036	GS Holdings Corp. (KRW)	2,141,217
27,768	LG Corp. (KRW)	1,743,901
		3,885,118
	Industrial REITs — 4.5%
1,056,244	LondonMetric Property PLC (GBP)	2,638,193
184,852	Segro PLC (GBP)	2,145,969
90,410	Warehouses De Pauw C.V.A. (EUR)	2,278,845
		7,063,007
	Insurance — 8.5%
3,953	Allianz SE (EUR)	1,870,358
1,010,852	Legal & General Group PLC (GBP)	3,834,825
215,864	Ping An Insurance Group Co. of China Ltd., Class H (HKD)	1,405,083
29,628	Sun Life Financial, Inc. (CAD)	2,326,161
1,543	Swiss Life Holding AG (CHF)	1,698,828
2,874	Zurich Insurance Group AG (CHF)	2,129,179
		13,264,434

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Machinery — 0.9%
60,693	Valmet Oyj (EUR)	$1,464,621
	Multi-Utilities — 2.5%
657,324	A2A S.p.A. (EUR)	1,697,386
58,508	Canadian Utilities Ltd., Class A (CAD)	2,174,893
		3,872,279
	Office REITs — 2.2%
79,374	Derwent London PLC (GBP)	2,043,599
2,074	Japan Real Estate Investment Corp. (JPY)	1,477,101
		3,520,700
	Oil, Gas & Consumable Fuels — 7.8%
60,535	Canadian Natural Resources Ltd. (CAD)	2,395,364
66,867	Keyera Corp. (CAD)	2,685,995
38,482	Koninklijke Vopak N.V. (EUR)	2,006,762
59,846	Pembina Pipeline Corp. (CAD)	2,768,972
35,913	TC Energy Corp. (CAD)	2,378,247
		12,235,340
	Paper & Forest Products — 1.0%
314,000	Oji Holdings Corp. (JPY)	1,536,060
	Pharmaceuticals — 3.5%
85,237	Hikma Pharmaceuticals PLC (GBP)	1,718,556
22,303	Sanofi S.A. (EUR)	1,913,288
56,800	Takeda Pharmaceutical Co., Ltd. (JPY)	1,800,818
		5,432,662
	Professional Services — 1.4%
42,720	Teleperformance SE (EUR)	2,244,362
	Real Estate Management & Development — 1.4%
1,683,291	Sino Land Co., Ltd. (HKD)	2,206,370
	Retail REITs — 1.1%
2,611	Japan Metropolitan Fund Invest (JPY)	1,800,136
	Semiconductors & Semiconductor Equipment — 2.0%
455,870	Vanguard International Semiconductor Corp. (TWD)	3,090,984
	Technology Hardware, Storage & Peripherals — 3.1%
1,639,855	Lenovo Group Ltd. (HKD)	4,813,233
Shares	Description	Value

	Textiles, Apparel & Luxury Goods — 1.6%
4,716,916	Bosideng International Holdings Ltd. (HKD)	$2,574,115
	Tobacco — 1.2%
17,389	KT&G Corp. (KRW)	1,904,675
	Trading Companies & Distributors — 2.5%
24,888	DKSH Holding AG (CHF)	1,915,883
48,762	Russel Metals, Inc. (CAD)	2,068,066
		3,983,949
	Transportation Infrastructure — 1.4%
1,931,094	Jiangsu Expressway Co., Ltd., Class H (HKD)	2,257,870
	Water Utilities — 1.3%
116,643	United Utilities Group PLC (GBP)	2,025,305
	Wireless Telecommunication Services — 0.9%
45,291	Rogers Communications, Inc., Class B (CAD)	1,473,454

	Total Investments — 99.2%	155,459,777
	(Cost $139,550,240)
	Net Other Assets and Liabilities — 0.8%	1,222,955
	Net Assets — 100.0%	$156,682,732

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.

Abbreviations throughout the Portfolio of Investments:
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
NOK	– Norwegian Krone
REITs	– Real Estate Investment Trusts
SAR	– Saudi Riyal
TWD	– New Taiwan Dollar

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Country Allocation†	% of Net Assets
Canada	17.6%
Switzerland	11.3
United Kingdom	11.1
Japan	10.2
Hong Kong	8.5
Italy	5.4
South Korea	4.7
France	4.0
China	3.4
Taiwan	3.2
Finland	2.6
Germany	2.4
Australia	2.1
Norway	1.7
Cayman Islands	1.6
Portugal	1.5
Belgium	1.5
Saudi Arabia	1.4
Netherlands	1.3
United Arab Emirates	1.3
Mexico	1.2
Bermuda	1.2
Total Investments	99.2
Net Other Assets and Liabilities	0.8
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
EUR	18.8%
CAD	17.7
HKD	14.9
CHF	11.4
GBP	11.1
JPY	10.3
KRW	4.8
TWD	3.2
AUD	2.1
NOK	1.8
SAR	1.4
AED	1.3
MXN	1.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$155,459,777	$155,459,777	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.6%
1,400,388	General Electric Co.	$523,367,007
464,613	Howmet Aerospace, Inc.	124,915,851
		648,282,858
	Banks — 11.0%
8,421,159	Bank of America Corp.	479,837,640
952,990	Citigroup, Inc.	133,380,481
1,923,000	East West Bancorp, Inc.	248,240,070
1,427,704	JPMorgan Chase & Co.	467,330,350
1,541,301	PNC Financial Services Group (The), Inc.	379,499,132
12,349,550	Regions Financial Corp.	372,956,410
6,333,630	U.S. Bancorp	382,551,252
2,889,278	Wells Fargo & Co.	238,769,934
		2,702,565,269
	Beverages — 1.2%
1,485,716	Coca-Cola Consolidated, Inc.	283,652,899
	Biotechnology — 0.9%
334,978	Regeneron Pharmaceuticals, Inc.	208,872,182
	Broadline Retail — 1.0%
2,184,401	eBay, Inc.	244,106,812
	Capital Markets — 5.9%
654,716	Ameriprise Financial, Inc.	300,357,512
3,649,612	Bank of New York Mellon (The) Corp.	527,770,391
2,521,709	Charles Schwab (The) Corp.	232,678,090
580,939	Raymond James Financial, Inc.	88,320,156
1,740,815	State Street Corp.	295,242,224
		1,444,368,373
	Commercial Services & Supplies — 1.6%
4,548,079	Veralto Corp.	403,323,646
	Construction & Engineering — 0.2%
788,157	AECOM	55,013,359
	Consumer Finance — 3.7%
1,318,352	American Express Co.	445,932,564
5,911,469	Synchrony Financial	449,567,217
		895,499,781
	Consumer Staples Distribution & Retail — 1.7%
453,197	Costco Wholesale Corp.	423,952,197
	Electrical Equipment — 2.8%
585,169	GE Vernova, Inc.	687,491,651
	Electronic Equipment, Instruments & Components — 0.5%
748,331	Amphenol Corp., Class A	131,945,722
Shares	Description	Value

	Energy Equipment & Services — 2.2%
7,818,624	Baker Hughes Co.	$433,933,632
1,157,684	Weatherford International PLC	94,351,246
		528,284,878
	Financial Services — 3.9%
567,935	Mastercard, Inc., Class A	291,691,416
5,046,472	PayPal Holdings, Inc.	217,906,661
1,303,671	Visa, Inc., Class A	447,276,483
		956,874,560
	Health Care Equipment & Supplies — 1.7%
1,558,843	Abbott Laboratories	141,449,414
1,399,729	ResMed, Inc.	272,779,187
		414,228,601
	Health Care Providers & Services — 0.5%
341,541	Elevance Health, Inc.	132,084,151
	Hotels, Restaurants & Leisure — 2.7%
1,619,658	Booking Holdings, Inc.	288,687,842
1,449,935	Expedia Group, Inc.	371,009,368
		659,697,210
	Household Durables — 1.3%
2,370,060	PulteGroup, Inc.	325,195,933
	Insurance — 12.5%
2,035,116	Aflac, Inc.	238,617,351
2,069,877	Allstate (The) Corp.	492,506,533
1,418,875	Chubb Ltd.	483,467,467
2,056,980	Cincinnati Financial Corp.	380,829,277
370,278	Everest Group Ltd.	132,274,410
3,232,215	Hartford Insurance Group (The), Inc.	428,333,132
1,209,864	MetLife, Inc.	102,366,593
858,624	Progressive (The) Corp.	187,566,413
1,487,261	Travelers (The) Cos., Inc.	490,974,601
1,409,029	Unum Group	125,967,193
		3,062,902,970
	Interactive Media & Services — 3.6%
1,457,229	Alphabet, Inc., Class A	520,769,928
654,063	Meta Platforms, Inc., Class A	368,427,147
		889,197,075
	IT Services — 1.8%
1,964,851	Accenture PLC, Class A	244,506,058
5,210,790	Cognizant Technology Solutions Corp., Class A	201,813,897
		446,319,955
	Machinery — 5.8%
872,293	Allison Transmission Holdings, Inc.	98,342,313

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
568,270	Dover Corp.	$127,451,596
3,843,865	Mueller Industries, Inc.	472,526,324
1,983,302	PACCAR, Inc.	238,234,236
1,219,214	Snap-on, Inc.	490,611,714
		1,427,166,183
	Media — 0.4%
1,648,799	Fox Corp., Class A	86,001,356
	Passenger Airlines — 0.6%
2,793,583	Southwest Airlines Co.	143,646,038
	Professional Services — 1.6%
1,786,884	Automatic Data Processing, Inc.	400,172,672
	Semiconductors & Semiconductor Equipment — 18.3%
1,589,887	Applied Materials, Inc.	1,149,488,301
3,365,823	KLA Corp.	1,015,502,457
2,502,179	Lam Research Corp.	1,084,269,226
388,609	Micron Technology, Inc.	448,567,483
231,206	Monolithic Power Systems, Inc.	319,609,926
2,345,072	NVIDIA Corp.	469,225,457
		4,486,662,850
	Software — 2.8%
953,034	Microsoft Corp.	355,500,742
2,029,789	Salesforce, Inc.	317,986,745
		673,487,487
	Specialty Retail — 4.1%
2,315,159	Ross Stores, Inc.	492,781,593
2,228,826	Williams-Sonoma, Inc.	519,539,341
		1,012,320,934
	Technology Hardware, Storage & Peripherals — 2.0%
1,222,250	Apple, Inc.	353,670,260
225,855	Western Digital Corp.	144,258,106
		497,928,366
	Textiles, Apparel & Luxury Goods — 1.0%
616,354	Ralph Lauren Corp.	247,410,659
	Total Common Stocks	24,518,656,627
	(Cost $19,012,186,726)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
9,963,602	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (a)	$9,963,602
	(Cost $9,963,602)

	Total Investments — 100.0%	24,528,620,229
	(Cost $19,022,150,328)
	Net Other Assets and Liabilities — 0.0%	11,547,076
	Net Assets — 100.0%	$24,540,167,305

(a)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$24,518,656,627	$24,518,656,627	$—	$—
Money Market Funds	9,963,602	9,963,602	—	—
Total Investments	$24,528,620,229	$24,528,620,229	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.8%
	Capital Markets (a) — 99.8%
2,751,255	First Trust Nasdaq Semiconductor ETF	$783,970,112
17,002,043	First Trust Nasdaq Transportation ETF	774,823,904
2,350,063	First Trust NASDAQ-100- Technology Sector Index Fund	786,542,586
3,260,872	First Trust NYSE® Arca® Biotechnology Index Fund (b)	808,337,560
3,606,759	First Trust Technology AlphaDEX® Fund	783,460,190
	Total Exchange-Traded Funds	3,937,134,352
	(Cost $3,232,239,260)
MONEY MARKET FUNDS — 0.2%
7,470,230	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (c)	7,470,230
	(Cost $7,470,230)

	Total Investments — 100.0%	3,944,604,582
	(Cost $3,239,709,490)
	Net Other Assets and Liabilities — (0.0)%	(912,873)
	Net Assets — 100.0%	$3,943,691,709

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$3,937,134,352	$3,937,134,352	$—	$—
Money Market Funds	7,470,230	7,470,230	—	—
Total Investments	$3,944,604,582	$3,944,604,582	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2026, and for the fiscal year-to-date period (October 1, 2025 to June 30, 2026) are as follows:

Security Name	Shares at 6/30/2026	Value at 9/30/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2026	Dividend Income
First Trust Dow Jones Internet Index Fund	—	$815,144,817	$752,702,491	$(1,464,734,489)	$(349,286,511)	$246,173,692	$—	$—
First Trust Financials AlphaDEX® Fund	—	754,892,036	781,093,025	(1,518,850,809)	(64,741,444)	47,607,192	—	5,307,382
First Trust Industrials/Producer Durables AlphaDEX® Fund	—	748,431,552	315,420,590	(1,086,629,491)	(231,601,943)	254,379,292	—	1,941,429
First Trust Indxx Aerospace & Defense ETF	—	—	1,384,414,531	(1,452,104,025)	—	67,689,494	—	410,160
First Trust Nasdaq Semiconductor ETF	2,751,255	—	1,608,950,772	(1,498,627,628)	452,141,247	221,505,721	783,970,112	1,021,087
First Trust Nasdaq Transportation ETF	17,002,043	—	893,596,342	(180,586,942)	60,015,078	1,799,426	774,823,904	2,825,172
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	—	684,369,920	137,984,617	(812,583,968)	(62,818,788)	53,048,219	—	—
First Trust NASDAQ- 100- Technology Sector Index Fund	2,350,063	—	743,781,009	(737,822)	43,476,166	23,233	786,542,586	—
First Trust NYSE® Arca® Biotechnology Index Fund	3,260,872	—	1,212,972,612	(502,064,459)	112,942,538	(15,513,131)	808,337,560	—
First Trust Technology AlphaDEX® Fund	3,606,759	—	747,858,524	(736,014)	36,320,063	17,617	783,460,190	—
First Trust Utilities AlphaDEX® Fund	—	700,385,954	468,867,666	(1,174,008,043)	(76,642,591)	81,397,014	—	6,404,079
		$3,703,224,279	$9,047,642,179	$(9,691,663,690)	$(80,196,185)	$958,127,769	$3,937,134,352	$17,909,309

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 1.2%
1,570	Lockheed Martin Corp.	$799,852
	Air Freight & Logistics — 0.9%
3,344	C.H. Robinson Worldwide, Inc.	629,809
	Banks — 11.9%
7,513	Citigroup, Inc.	1,051,520
2,852	JPMorgan Chase & Co.	933,545
63,029	Old National Bancorp	1,632,451
6,696	Popular, Inc.	1,099,349
38,138	U.S. Bancorp	2,303,535
12,529	Wells Fargo & Co.	1,035,397
		8,055,797
	Biotechnology — 1.5%
8,311	Gilead Sciences, Inc.	1,050,012
	Capital Markets — 8.3%
5,528	Bank of New York Mellon (The) Corp.	799,404
1,057	Goldman Sachs Group (The), Inc.	1,069,018
86,178	Invesco Ltd.	2,274,238
7,133	Morgan Stanley	1,491,082
		5,633,742
	Chemicals — 1.7%
3,822	CF Industries Holdings, Inc.	413,770
5,394	DuPont de Nemours, Inc.	731,642
		1,145,412
	Containers & Packaging — 2.2%
6,150	Packaging Corp. of America	1,465,422
	Diversified Telecommunication Services — 2.3%
74,452	AT&T, Inc.	1,541,156
	Electric Utilities — 5.4%
34,359	Edison International	2,558,028
9,354	Entergy Corp.	1,074,400
		3,632,428
	Energy Equipment & Services — 0.7%
8,576	Baker Hughes Co.	475,968
	Food Products — 3.9%
22,000	Archer-Daniels-Midland Co.	1,680,800
8,724	Bunge Global S.A.	931,113
		2,611,913
	Health Care REITs — 6.7%
65,792	Omega Healthcare Investors, Inc.	3,136,962
15,596	Ventas, Inc.	1,384,925
		4,521,887
Shares	Description	Value

	Hotels, Restaurants & Leisure — 1.0%
2,199	Royal Caribbean Cruises Ltd.	$698,248
	Household Durables — 1.0%
2,952	Garmin Ltd.	701,218
	Insurance — 2.5%
41,833	Old Republic International Corp.	1,711,806
	Leisure Products — 2.3%
19,051	Hasbro, Inc.	1,573,422
	Machinery — 0.9%
3,897	Oshkosh Corp.	598,112
	Metals & Mining — 1.2%
2,106	Reliance, Inc.	786,802
	Mortgage REITs — 5.6%
348,520	AGNC Investment Corp.	3,798,868
	Oil, Gas & Consumable Fuels — 25.7%
91,258	Antero Midstream Corp.	2,076,119
9,376	Chevron Corp.	1,554,166
15,808	Devon Energy Corp.	653,187
10,144	DT Midstream, Inc.	1,488,531
29,200	HF Sinclair Corp.	2,033,780
56,475	Kinder Morgan, Inc.	1,805,506
2,550	Marathon Petroleum Corp.	651,958
10,593	Occidental Petroleum Corp.	514,502
13,473	Ovintiv, Inc.	709,353
76,582	Permian Resources Corp., Class A	1,409,875
9,152	Phillips 66	1,547,146
2,418	Targa Resources Corp.	648,362
3,032	Valero Energy Corp.	789,654
19,996	Williams (The) Cos., Inc.	1,486,503
		17,368,642
	Pharmaceuticals — 2.4%
12,956	Merck & Co., Inc.	1,664,846
	Specialized REITs — 3.2%
17,008	Iron Mountain, Inc.	2,148,280
	Tobacco — 3.4%
12,591	Philip Morris International, Inc.	2,277,838
	Trading Companies & Distributors — 3.8%
2,289	Ferguson Enterprises, Inc.	543,248
4,860	Watsco, Inc.	2,025,308
		2,568,556
	Total Common Stocks	67,460,036
	(Cost $64,608,218)

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
45,537	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (a)	$45,537
	(Cost $45,537)

	Total Investments — 99.8%	67,505,573
	(Cost $64,653,755)
	Net Other Assets and Liabilities — 0.2%	116,394
	Net Assets — 100.0%	$67,621,967

(a)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$67,460,036	$67,460,036	$—	$—
Money Market Funds	45,537	45,537	—	—
Total Investments	$67,505,573	$67,505,573	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 11.7%
1,753,853	BWX Technologies, Inc.	$341,387,486
1,004,622	Huntington Ingalls Industries, Inc.	281,183,651
4,340,448	Karman Holdings, Inc. (a)	216,675,164
5,601,153	Kratos Defense & Security Solutions, Inc. (a)	279,273,489
2,069,479	Leonardo DRS, Inc.	88,304,669
1,169,917	Mercury Systems, Inc. (a)	143,115,947
		1,349,940,406
	Air Freight & Logistics — 4.1%
2,492,344	C.H. Robinson Worldwide, Inc.	469,408,069
	Banks — 7.3%
4,805,114	Associated Banc-Corp.	147,853,358
14,678,206	FNB Corp.	280,060,171
4,237,525	Fulton Financial Corp.	102,505,730
6,273,506	Old National Bancorp	162,483,805
930,624	Wintrust Financial Corp.	149,569,889
		842,472,953
	Building Products — 9.1%
1,420,951	AAON, Inc.	180,261,844
1,679,062	Advanced Drainage Systems, Inc.	263,545,572
244,698	CSW Industrials, Inc.	68,099,453
2,817,247	Owens Corning	447,829,583
1,757,849	Zurn Elkay Water Solutions Corp.	88,824,110
		1,048,560,562
	Commercial Services & Supplies — 2.4%
938,276	Clean Harbors, Inc. (a)	280,309,955
	Construction & Engineering — 36.8%
666,739	Arcosa, Inc.	96,870,509
681,498	Argan, Inc.	544,210,228
256,314	Comfort Systems USA, Inc.	508,001,532
1,113,968	Construction Partners, Inc., Class A (a)	132,305,979
854,955	Dycom Industries, Inc. (a)	432,256,699
519,749	EMCOR Group, Inc.	431,329,300
810,325	Everus Construction Group, Inc. (a)	134,473,434
1,207,951	Granite Construction, Inc.	190,952,894
316,822	IES Holdings, Inc. (a)	232,756,451
1,601,396	Legence Corp., Class A (a)	136,486,981
1,156,589	MasTec, Inc. (a)	481,210,419
1,368,240	Primoris Services Corp.	135,619,949
822,115	Sterling Infrastructure, Inc. (a)	690,050,446
982,308	Tutor Perini Corp.	81,502,095
		4,228,026,916
Shares	Description	Value

	Electrical Equipment — 3.1%
8,615,824	Array Technologies, Inc. (a) (b)	$63,843,256
997,428	Powell Industries, Inc.	285,623,482
		349,466,738
	Ground Transportation — 7.0%
779,955	Landstar System, Inc.	161,302,493
572,745	Ryder System, Inc.	151,072,949
965,156	Saia, Inc. (a)	406,485,101
1,965,270	Werner Enterprises, Inc.	85,705,425
		804,565,968
	Machinery — 8.0%
956,654	Federal Signal Corp.	122,920,472
1,282,133	Mueller Industries, Inc.	157,612,609
1,857,142	Mueller Water Products, Inc., Class A	47,969,978
1,197,781	Oshkosh Corp.	183,835,428
330,614	RBC Bearings, Inc. (a)	212,935,253
790,570	SPX Technologies, Inc. (a)	193,824,047
		919,097,787
	Marine Transportation — 1.7%
1,438,901	Kirby Corp. (a)	195,647,369
	Trading Companies & Distributors — 8.8%
612,331	Applied Industrial Technologies, Inc.	207,059,728
4,922,705	Core & Main, Inc., Class A (a)	237,520,516
6,368,727	DNOW, Inc. (a)	82,602,389
1,265,752	Herc Holdings, Inc.	181,432,892
1,259,136	MSC Industrial Direct Co., Inc., Class A	149,774,227
1,573,517	Xometry, Inc., Class A (a)	151,875,861
		1,010,265,613
	Total Common Stocks	11,497,762,336
	(Cost $8,860,705,797)
MONEY MARKET FUNDS — 0.1%
9,605,400	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (c)	9,605,400
	(Cost $9,605,400)

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$2,391,475	Citigroup, Inc., 3.64% (c), dated 06/30/26, due 07/01/26, with a maturity value of $2,391,717. Collateralized by U.S. Treasury Note, interest rate of 4.13%, due 03/31/29. The value of the collateral including accrued interest is $2,439,305. (d)	$2,391,475
	(Cost $2,391,475)

	Total Investments — 100.1%	11,509,759,211
	(Cost $8,872,702,672)
	Net Other Assets and Liabilities — (0.1)%	(6,577,832)
	Net Assets — 100.0%	$11,503,181,379

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $2,358,766 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,391,475.

(c)	Rate shown reflects yield as of June 30, 2026.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$11,497,762,336	$11,497,762,336	$—	$—
Money Market Funds	9,605,400	9,605,400	—	—
Repurchase Agreements	2,391,475	—	2,391,475	—
Total Investments	$11,509,759,211	$11,507,367,736	$2,391,475	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
913,134	First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$48,870,932
884,719	First Trust Europe AlphaDEX® Fund	50,473,219
759,238	First Trust Eurozone AlphaDEX® ETF	50,375,214
805,426	First Trust Germany AlphaDEX® Fund	51,119,824
652,323	First Trust International Equity Opportunities ETF	54,625,528
	Total Exchange-Traded Funds	255,464,717
	(Cost $234,268,112)
MONEY MARKET FUNDS — 0.1%
382,970	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	382,970
	(Cost $382,970)

	Total Investments — 100.0%	255,847,687
	(Cost $234,651,082)
	Net Other Assets and Liabilities — (0.0)%	(62,121)
	Net Assets — 100.0%	$255,785,566

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$255,464,717	$255,464,717	$—	$—
Money Market Funds	382,970	382,970	—	—
Total Investments	$255,847,687	$255,847,687	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2026, and for the fiscal year-to-date period (October 1, 2025 to June 30, 2026) are as follows:

Security Name	Shares at 6/30/2026	Value at 9/30/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2026	Dividend Income
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	913,134	$—	$50,355,287	$(11,747,977)	$8,529,075	$1,734,547	$48,870,932	$136,703
First Trust China AlphaDEX® Fund	—	38,777,414	17,866,826	(57,585,908)	(9,955,217)	10,896,885	—	168,209
First Trust Dow Jones International Internet ETF	—	—	37,239,542	(34,151,647)	—	(3,087,895)	—	378,940
First Trust Europe AlphaDEX® Fund	884,719	—	52,849,037	(4,858,140)	2,321,489	160,833	50,473,219	760,618
First Trust Eurozone AlphaDEX® ETF	759,238	35,063,233	18,066,698	(7,282,925)	3,383,099	1,145,109	50,375,214	1,132,881
First Trust Germany AlphaDEX® Fund	805,426	34,640,911	21,336,610	(7,020,153)	1,544,516	617,940	51,119,824	696,255
First Trust International Equity Opportunities ETF	652,323	—	56,345,717	—	(1,720,189)	—	54,625,528	220,424
First Trust Switzerland AlphaDEX® Fund	—	32,647,833	1,140,590	(34,039,837)	(4,610,287)	4,861,701	—	—
First Trust United Kingdom AlphaDEX® Fund	—	33,791,005	13,322,395	(48,596,009)	(6,755,581)	8,238,190	—	484,471
		$174,920,396	$268,522,702	$(205,282,596)	$(7,263,095)	$24,567,310	$255,464,717	$3,978,501

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.7%
	Capital Markets (a) — 99.7%
79,266	First Trust Nasdaq Semiconductor ETF	$22,586,846
489,841	First Trust Nasdaq Transportation ETF	22,323,230
67,707	First Trust NASDAQ-100- Technology Sector Index Fund	22,660,856
93,948	First Trust NYSE® Arca® Biotechnology Index Fund (b)	23,288,770
103,913	First Trust Technology AlphaDEX® Fund	22,571,982
	Total Exchange-Traded Funds	113,431,684
	(Cost $93,766,855)
MONEY MARKET FUNDS — 0.3%
345,042	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (c)	345,042
	(Cost $345,042)

	Total Investments — 100.0%	113,776,726
	(Cost $94,111,897)
	Net Other Assets and Liabilities — (0.0)%	(26,788)
	Net Assets — 100.0%	$113,749,938

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$113,431,684	$113,431,684	$—	$—
Money Market Funds	345,042	345,042	—	—
Total Investments	$113,776,726	$113,776,726	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at June 30, 2026, and for the fiscal year-to-date period (October 1, 2025 to June 30, 2026) are as follows:

Security Name	Shares at 6/30/2026	Value at 9/30/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2026	Dividend Income
First Trust Dow Jones Internet Index Fund	—	$11,741,527	$12,702,887	$(21,889,368)	$(2,262,597)	$(292,449)	$—	$—
First Trust Enhanced Short Maturity ETF	—	58,236,714	250,800	(58,539,993)	(65,693)	118,172	—	399,014
First Trust Financials AlphaDEX® Fund	—	10,873,656	11,985,774	(22,509,798)	(712,708)	363,076	—	77,211
First Trust Industrials/Producer Durables AlphaDEX® Fund	—	10,780,632	2,584,103	(13,852,347)	(1,324,442)	1,812,054	—	28,244
First Trust Indxx Aerospace & Defense ETF	—	—	22,653,078	(24,366,448)	—	1,713,370	—	11,829
First Trust Nasdaq Semiconductor ETF	79,266	—	20,490,863	(17,036,049)	12,989,206	6,142,826	22,586,846	17,317
First Trust Nasdaq Transportation ETF	489,841	—	23,046,239	(2,514,011)	1,658,673	132,329	22,323,230	81,351
First Trust NASDAQ- 100 Ex-Technology Sector Index Fund	—	9,857,862	20,301	(9,742,129)	(437,554)	301,520	—	—
First Trust NASDAQ- 100-Technology Sector Index Fund	67,707	—	21,408,276	—	1,252,580	—	22,660,856	—
First Trust NYSE® Arca® Biotechnology Index Fund	93,948	—	24,101,967	(3,676,945)	2,717,966	145,782	23,288,770	—
First Trust Technology AlphaDEX® Fund	103,913	—	21,525,578	—	1,046,404	—	22,571,982	—
First Trust Utilities AlphaDEX® Fund	—	10,088,536	11,972,854	(22,303,595)	(755,934)	998,139	—	93,166
		$111,578,927	$172,742,720	$(196,430,683)	$14,105,901	$11,434,819	$113,431,684	$708,132

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.2%
121,850	BWX Technologies, Inc.	$23,718,103
113,340	Curtiss-Wright Corp.	85,884,518
54,928	Huntington Ingalls Industries, Inc.	15,373,798
294,902	Woodward, Inc.	125,463,107
		250,439,526
	Automobile Components — 0.8%
202,308	Lear Corp.	27,121,410
670,338	Visteon Corp.	66,504,233
		93,625,643
	Banks — 16.3%
1,782,851	Associated Banc-Corp.	54,858,325
1,920,454	Bank OZK	100,036,449
383,367	Citizens Financial Group, Inc.	26,862,526
805,275	Columbia Banking System, Inc.	25,809,064
1,285,136	Commerce Bancshares, Inc.	74,216,604
527,167	Cullen/Frost Bankers, Inc.	81,457,845
835,976	East West Bancorp, Inc.	107,916,142
1,209,750	Eastern Bankshares, Inc.	26,904,840
766,734	Enterprise Financial Services Corp.	50,512,436
1,000,411	Fifth Third Bancorp	56,393,168
4,266,183	First BanCorp	111,219,391
24,596	First Citizens BancShares, Inc., Class A	51,179,111
705,526	First Interstate BancSystem, Inc., Class A	27,205,082
535,992	First Merchants Corp.	23,417,490
3,445,956	Fulton Financial Corp.	83,357,676
3,313,935	Home BancShares, Inc.	94,612,844
1,463,323	Huntington Bancshares, Inc.	25,944,717
642,395	International Bancshares Corp.	48,789,900
338,772	M&T Bank Corp.	80,631,124
2,104,660	OFG Bancorp	103,275,666
469,156	Pinnacle Financial Partners, Inc.	47,328,457
320,568	Prosperity Bancshares, Inc.	23,411,081
2,595,318	Regions Financial Corp.	78,378,604
252,460	ServisFirst Bancshares, Inc.	21,900,905
963,508	SouthState Bank Corp.	96,254,449
773,414	UMB Financial Corp.	110,412,583
654,825	Wintrust Financial Corp.	105,243,474
1,605,916	Zions Bancorp N.A.	111,113,328
		1,848,643,281
	Beverages — 0.5%
324,992	Coca-Cola Consolidated, Inc.	62,047,473
	Building Products — 3.1%
1,379,860	A.O. Smith Corp.	86,544,819
441,638	Advanced Drainage Systems, Inc.	69,319,500
Shares	Description	Value

	Building Products (Continued)
131,063	Allegion PLC	$18,413,041
138,468	Carlisle Cos., Inc.	50,229,267
499,977	Simpson Manufacturing Co., Inc.	104,670,185
461,767	Zurn Elkay Water Solutions Corp.	23,333,087
		352,509,899
	Capital Markets — 4.5%
261,108	Cboe Global Markets, Inc.	63,363,078
419,106	Federated Hermes, Inc.	23,143,033
1,313,765	Interactive Brokers Group, Inc., Class A	114,350,106
452,738	Jefferies Financial Group, Inc.	22,627,845
507,876	Northern Trust Corp.	88,289,164
166,438	Raymond James Financial, Inc.	25,303,569
824,763	SEI Investments Co.	72,339,963
340,250	Stifel Financial Corp.	23,739,243
701,518	T. Rowe Price Group, Inc.	79,755,581
		512,911,582
	Chemicals — 1.6%
565,174	Balchem Corp.	95,486,147
865,253	Element Solutions, Inc.	41,315,831
309,899	Minerals Technologies, Inc.	22,923,229
198,091	PPG Industries, Inc.	24,026,457
		183,751,664
	Commercial Services & Supplies — 3.7%
1,108,264	Brady Corp., Class A	101,483,735
833,283	Brink’s (The) Co.	78,736,911
405,471	MSA Safety, Inc.	70,787,127
681,318	Tetra Tech, Inc.	19,683,277
252,801	UniFirst Corp.	66,855,752
968,065	Veralto Corp.	85,848,004
		423,394,806
	Construction & Engineering — 4.5%
985,056	AECOM	68,756,909
35,785	Argan, Inc.	28,576,112
71,273	Comfort Systems USA, Inc.	141,259,522
134,275	EMCOR Group, Inc.	111,432,137
713,536	Primoris Services Corp.	70,725,688
657,848	Tutor Perini Corp.	54,581,649
53,335	Valmont Industries, Inc.	30,806,296
		506,138,313
	Construction Materials — 0.4%
423,283	United States Lime & Minerals, Inc.	44,305,032
	Consumer Finance — 1.7%
693,506	PROG Holdings, Inc.	32,324,315

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Finance (Continued)
2,382,045	SLM Corp.	$61,790,247
1,263,666	Synchrony Financial	96,101,799
		190,216,361
	Consumer Staples Distribution & Retail — 1.2%
684,743	PriceSmart, Inc.	133,757,698
	Containers & Packaging — 0.2%
169,911	AptarGroup, Inc.	21,272,857
	Diversified Consumer Services — 2.6%
85,332	Graham Holdings Co., Class B	97,399,651
1,062,112	H&R Block, Inc.	40,445,225
2,064,669	OneSpaWorld Holdings Ltd.	58,306,253
2,936,819	Perdoceo Education Corp.	93,978,208
		290,129,337
	Diversified Telecommunication Services — 0.2%
432,709	IDT Corp., Class B	25,166,355
	Electric Utilities — 0.4%
540,392	Otter Tail Corp.	48,624,472
	Electrical Equipment — 3.3%
287,475	Acuity, Inc.	108,280,334
622,371	EnerSys	145,522,787
51,057	Hubbell, Inc.	26,713,022
334,761	Powell Industries, Inc.	95,862,160
		376,378,303
	Electronic Equipment, Instruments & Components — 2.2%
476,208	Badger Meter, Inc.	70,659,743
839,321	ePlus, Inc.	69,856,687
1,220,852	Napco Security Technologies, Inc.	46,367,959
247,071	TD SYNNEX Corp.	66,051,961
		252,936,350
	Energy Equipment & Services — 2.2%
573,208	Bristow Group, Inc.	23,684,954
1,495,878	Cactus, Inc., Class A	76,633,830
3,108,516	NOV, Inc.	57,662,972
1,105,642	Weatherford International PLC	90,109,823
		248,091,579
	Financial Services — 2.6%
1,162,236	Enact Holdings, Inc.	53,125,807
412,302	Essent Group Ltd.	26,502,773
412,852	Jack Henry & Associates, Inc.	56,866,234
Shares	Description	Value

	Financial Services (Continued)
3,443,403	MGIC Investment Corp.	$97,103,965
658,976	Voya Financial, Inc.	59,657,097
		293,255,876
	Food Products — 1.8%
737,116	Cal-Maine Foods, Inc.	59,382,065
819,796	Ingredion, Inc.	77,642,879
615,624	Marzetti (The) Company	70,279,636
		207,304,580
	Health Care Equipment & Supplies — 0.8%
976,792	LeMaitre Vascular, Inc.	93,732,960
	Health Care Providers & Services — 2.2%
158,302	Chemed Corp.	73,727,573
256,386	Ensign Group (The), Inc.	41,098,676
636,492	National HealthCare Corp.	134,528,949
		249,355,198
	Hotels, Restaurants & Leisure — 0.9%
305,065	Expedia Group, Inc.	78,060,032
198,475	Monarch Casino & Resort, Inc.	26,121,295
		104,181,327
	Household Durables — 2.3%
355,354	Installed Building Products, Inc.	81,674,563
519,721	PulteGroup, Inc.	71,310,918
645,206	Toll Brothers, Inc.	106,297,689
		259,283,170
	Household Products — 0.7%
318,011	WD-40 Co.	77,480,200
	Insurance — 9.5%
183,886	American Financial Group, Inc.	25,733,007
402,013	Assurant, Inc.	107,952,551
797,256	Assured Guaranty Ltd.	63,908,041
576,849	Cincinnati Financial Corp.	106,797,824
146,446	Everest Group Ltd.	52,314,905
861,055	F&G Annuities & Life, Inc.	22,895,452
1,043,616	First American Financial Corp.	71,581,621
510,360	Hanover Insurance Group (The), Inc.	109,278,283
518,391	Lincoln National Corp.	18,325,122
2,245,264	Old Republic International Corp.	91,876,203
352,898	Primerica, Inc.	100,293,612
462,347	Reinsurance Group of America, Inc.	98,318,089
1,131,210	Selective Insurance Group, Inc.	109,738,682
318,560	Unum Group	28,479,264
934,504	W.R. Berkley Corp.	65,910,567
		1,073,403,223

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Interactive Media & Services — 0.7%
2,094,601	Match Group, Inc.	$79,699,568
	IT Services — 0.8%
359,576	VeriSign, Inc.	90,454,939
	Life Sciences Tools & Services — 0.2%
73,939	West Pharmaceutical Services, Inc.	26,544,101
	Machinery — 9.2%
356,944	Alamo Group, Inc.	58,713,719
698,204	Allison Transmission Holdings, Inc.	78,715,519
1,313,492	Atmus Filtration Technologies, Inc.	66,974,957
252,197	Crane Co.	56,257,585
554,779	Donaldson Co., Inc.	49,802,511
340,096	Dover Corp.	76,276,731
258,231	Esab Corp.	25,469,324
308,709	Flowserve Corp.	22,893,859
464,985	Fortive Corp.	28,405,934
227,408	Franklin Electric Co., Inc.	24,375,863
787,791	Graco, Inc.	59,564,877
370,961	ITT, Inc.	73,361,247
825,044	Mueller Industries, Inc.	101,422,659
2,671,300	Mueller Water Products, Inc., Class A	68,999,679
260,888	Snap-on, Inc.	104,981,331
311,734	Watts Water Technologies, Inc., Class A	122,028,274
217,893	Xylem, Inc.	25,757,132
		1,044,001,201
	Media — 1.5%
1,515,865	Fox Corp., Class A	79,067,518
1,336,776	New York Times (The) Co., Class A	93,547,585
		172,615,103
	Metals & Mining — 0.5%
2,615,082	Hecla Mining Co.	40,350,716
106,325	Royal Gold, Inc.	21,223,533
		61,574,249
	Oil, Gas & Consumable Fuels — 0.7%
183,762	Texas Pacific Land Corp.	80,421,602
	Passenger Airlines — 0.3%
555,728	Southwest Airlines Co.	28,575,534
	Personal Care Products — 0.9%
959,856	Interparfums, Inc.	107,369,492
Shares	Description	Value

	Professional Services — 2.7%
1,025,688	Exponent, Inc.	$60,269,427
2,329,889	Genpact Ltd.	64,071,947
152,188	Jacobs Solutions, Inc.	19,175,688
341,076	Korn Ferry	22,708,840
428,692	Paycom Software, Inc.	53,878,011
833,662	UL Solutions, Inc., Class A	84,916,811
		305,020,724
	Real Estate Management & Development — 0.2%
375,109	St. Joe (The) Co.	23,493,077
	Semiconductors & Semiconductor Equipment — 0.6%
833,749	Universal Display Corp.	72,194,326
	Software — 3.3%
791,921	A10 Networks, Inc.	29,586,168
2,165,826	Clear Secure, Inc., Class A	120,701,483
1,431,501	Dolby Laboratories, Inc., Class A	75,268,323
304,776	InterDigital, Inc.	86,291,229
2,039,090	Pegasystems, Inc.	61,111,527
		372,958,730
	Specialty Retail — 2.3%
106,626	Dick’s Sporting Goods, Inc.	24,183,843
2,813,043	Gap (The), Inc.	52,547,643
476,605	Williams-Sonoma, Inc.	111,096,626
164,615	Winmark Corp.	69,645,314
		257,473,426
	Technology Hardware, Storage & Peripherals — 0.9%
882,708	HP, Inc.	19,366,614
531,691	NetApp, Inc.	82,284,499
		101,651,113
	Textiles, Apparel & Luxury Goods — 1.0%
267,844	Ralph Lauren Corp.	107,515,260
	Tobacco — 0.7%
902,859	Turning Point Brands, Inc.	76,571,472
	Trading Companies & Distributors — 1.0%
334,512	Applied Industrial Technologies, Inc.	113,115,233
	Total Common Stocks	11,343,586,215
	(Cost $9,626,611,696)

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
6,118,553	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (a)	$6,118,553
	(Cost $6,118,553)

	Total Investments — 100.0%	11,349,704,768
	(Cost $9,632,730,249)
	Net Other Assets and Liabilities — 0.0%	1,359,536
	Net Assets — 100.0%	$11,351,064,304

(a)	Rate shown reflects yield as of June 30, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$11,343,586,215	$11,343,586,215	$—	$—
Money Market Funds	6,118,553	6,118,553	—	—
Total Investments	$11,349,704,768	$11,349,704,768	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Aerospace & Defense — 2.7%
4,569	Airbus SE (EUR)	$1,015,600
4,423	Boeing (The) Co. (b)	957,447
3,449	Honeywell Aerospace, Inc. (b)	762,505
1,387	Lockheed Martin Corp.	706,621
		3,442,173
	Automobile Components — 0.6%
72,000	Denso Corp. (JPY)	830,727
	Automobiles — 2.6%
9,623	Bayerische Motoren Werke AG (EUR)	629,585
75,221	Ford Motor Co.	1,045,572
14,226	Mercedes-Benz Group AG (EUR)	713,901
2,293	Tesla, Inc. (b)	964,436
		3,353,494
	Banks — 25.2%
34,517	ANZ Group Holdings Ltd. (AUD)	844,787
67,671	Axis Bank Ltd. (INR)	962,033
43,222	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	1,080,056
81,475	Banco Santander S.A. (EUR)	1,124,936
19,216	Bank of America Corp.	1,094,928
1,557,974	Bank of China Ltd., Class H (HKD)	991,258
1,037,803	Bank of Communications Co., Ltd., Class H (HKD)	891,869
174,256	Barclays PLC (GBP)	1,170,968
9,161	BNP Paribas S.A. (EUR)	1,069,132
171,678	BOC Hong Kong Holdings Ltd. (HKD)	927,687
1,792,413	China CITIC Bank Corp., Ltd., Class H (HKD)	1,519,798
142,953	China Merchants Bank Co., Ltd., Class H (HKD)	818,765
8,584	Citigroup, Inc.	1,201,417
20,910	DBS Group Holdings Ltd. (SGD)	1,057,016
193,608	First Abu Dhabi Bank PJSC (AED)	896,138
31,901	HDFC Bank Ltd., ADR	824,003
56,737	HSBC Holdings PLC (GBP)	1,076,806
60,032	ICICI Bank Ltd., ADR	1,742,729
1,997,111	Industrial & Commercial Bank of China Ltd., Class H (HKD)	1,637,342
34,514	ING Groep N.V., ADR	1,083,049
3,201	JPMorgan Chase & Co.	1,047,783
222,460	Kotak Mahindra Bank Ltd. (INR)	921,837
Shares	Description	Value

	Banks (Continued)
176,198	Lloyds Banking Group PLC, ADR	$1,027,234
97,816	Mitsubishi UFJ Financial Group, Inc., ADR	1,945,560
88,747	Nordea Bank Abp (EUR)	1,683,273
1,420,680	Postal Savings Bank of China Co., Ltd., Class H (HKD) (c) (d)	827,825
5,553	Royal Bank of Canada (CAD)	1,149,871
447,328	Sberbank of Russia PJSC (RUB) (b) (e) (f) (g)	0
12,035	Wells Fargo & Co.	994,572
31,520	Westpac Banking Corp. (AUD)	768,381
		32,381,053
	Broadline Retail — 3.5%
11,997	Alibaba Group Holding Ltd., ADR	1,151,472
7,684	Amazon.com, Inc. (b)	1,831,404
57,625	JD.com, Inc., ADR	1,468,285
		4,451,161
	Capital Markets — 7.5%
7,733	Bank of New York Mellon (The) Corp.	1,118,269
2,910	CME Group, Inc.	642,615
3,261	Deutsche Boerse AG (EUR)	889,770
1,150	Goldman Sachs Group (The), Inc.	1,163,076
7,902	London Stock Exchange Group PLC (GBP)	855,511
10,430	Morgan Stanley	2,180,287
880	Partners Group Holding AG (CHF)	721,208
2,158	S&P Global, Inc.	878,867
24,075	UBS Group AG (CHF)	1,193,620
		9,643,223
	Communications Equipment — 2.2%
11,650	Cisco Systems, Inc.	1,368,409
111,260	Nokia Oyj, ADR	1,477,533
		2,845,942
	Consumer Finance — 0.8%
3,000	American Express Co.	1,014,750
	Consumer Staples Distribution & Retail — 1.2%
12,082	Kroger (The) Co.	670,913
7,226	Walmart, Inc.	818,417
		1,489,330
	Diversified Telecommunication Services — 4.8%
58,783	AT&T, Inc.	1,216,808
42,601	Deutsche Telekom AG (EUR)	1,160,916

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Diversified Telecommunication Services (Continued)
315,877	Emirates Telecommunications Group Co. PJSC (AED)	$1,651,285
1,778	Swisscom AG (CHF)	1,372,008
17,888	Verizon Communications, Inc.	757,378
		6,158,395
	Electric Utilities — 0.8%
40,225	Iberdrola S.A. (EUR)	1,003,786
	Electrical Equipment — 0.8%
11,617	Contemporary Amperex Technology Co., Ltd., Class H (HKD)	1,039,818
	Financial Services — 3.3%
3,238	Mastercard, Inc., Class A	1,663,037
36,295	PayPal Holdings, Inc.	1,567,218
2,955	Visa, Inc., Class A	1,013,831
		4,244,086
	Household Durables — 0.7%
42,202	Sony Group Corp., ADR	846,572
	Industrial Conglomerates — 1.5%
3,449	Honeywell International, Inc. (f)	772,231
3,498	Siemens AG (EUR)	1,123,701
		1,895,932
	Insurance — 4.3%
84,004	AIA Group Ltd. (HKD)	765,294
2,242	Allianz SE (EUR)	1,060,800
11,842	American International Group, Inc.	882,585
20,608	AXA S.A. (EUR)	1,032,519
13,166	MetLife, Inc.	1,113,976
112,953	Ping An Insurance Group Co. of China Ltd., Class H (HKD)	735,224
		5,590,398
	Interactive Media & Services — 1.7%
13,073	Baidu, Inc., ADR (b)	1,494,113
12,964	Tencent Holdings Ltd. (HKD)	710,447
		2,204,560
	IT Services — 5.0%
8,212	Accenture PLC, Class A	1,021,901
26,317	Cognizant Technology Solutions Corp., Class A	1,019,258
119,796	Infosys Ltd., ADR (h)	1,256,660
6,501	International Business Machines Corp.	1,828,146
60,759	Tata Consultancy Services Ltd. (INR)	1,303,967
		6,429,932
Shares	Description	Value

	Marine Transportation — 0.7%
362	A.P. Moller - Maersk A/S, Class B (DKK)	$859,948
	Metals & Mining — 1.5%
25,065	BHP Group Ltd. (AUD)	1,030,810
9,985	Rio Tinto PLC, ADR	947,876
		1,978,686
	Multi-Utilities — 1.2%
51,071	Engie S.A. (EUR)	1,609,973
	Oil, Gas & Consumable Fuels — 0.6%
42,503	Gazprom PJSC, ADR (b) (e) (f) (g)	0
364,010	Gazprom PJSC (RUB) (b) (e) (f) (g)	0
10,250	Shell PLC, ADR	794,785
		794,785
	Pharmaceuticals — 0.8%
13,945	Zoetis, Inc.	1,002,088
	Semiconductors & Semiconductor Equipment — 16.8%
8,142	Advanced Micro Devices, Inc. (b)	4,729,769
34,699	Infineon Technologies AG (EUR)	3,237,965
35,581	Intel Corp. (b)	4,968,175
3,972	Micron Technology, Inc.	4,584,840
8,791	NVIDIA Corp.	1,758,991
4,782	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,283,740
		21,563,480
	Software — 4.9%
4,007	Microsoft Corp.	1,494,691
10,116	Oracle Corp.	1,482,500
8,079	Salesforce, Inc.	1,265,656
8,366	SAP SE (EUR)	1,280,900
6,752	Workday, Inc., Class A (b)	826,580
		6,350,327
	Specialty Retail — 0.7%
2,672	Home Depot (The), Inc.	942,361
	Technology Hardware, Storage & Peripherals — 2.1%
12,688	Samsung Electronics Co., Ltd. (KRW)	2,735,295
	Wireless Telecommunication Services — 1.2%
1,198,900	SoftBank Corp. (JPY)	1,534,433
	Total Common Stocks	128,236,708
	(Cost $100,052,202)

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
15,066	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (i)	$15,066
	(Cost $15,066)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.9%
$1,195,584	Citigroup, Inc., 3.64% (i), dated 06/30/26, due 07/01/26, with a maturity value of $1,195,705. Collateralized by U.S. Treasury Note, interest rate of 4.13%, due 03/31/29. The value of the collateral including accrued interest is $1,219,496. (j)	$1,195,584
	(Cost $1,195,584)

	Total Investments — 100.6%	129,447,358
	(Cost $101,262,852)
	Net Other Assets and Liabilities — (0.6)%	(781,606)
	Net Assets — 100.0%	$128,665,752

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2026, securities noted as such are valued at $772,231 or 0.6% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $1,136,760 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,195,584.

(i)	Rate shown reflects yield as of June 30, 2026.
(j)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
RUB	– Russian Ruble
SGD	– Singapore Dollar
USD	– United States Dollar

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Country Allocation†	% of Net Assets
United States	44.0%
Germany	7.8
China	6.6
India	5.4
United Kingdom	4.6
Japan	4.0
Cayman Islands	3.7
France	2.9
Switzerland	2.5
Spain	2.5
Finland	2.5
South Korea	2.1
Australia	2.1
United Arab Emirates	2.0
Taiwan	1.8
Netherlands	1.6
Hong Kong	1.3
Canada	0.9
Singapore	0.8
Ireland	0.8
Denmark	0.7
Russia	0.0††
Total Investments	100.6
Net Other Assets and Liabilities	(0.6)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Investments are valued at $0.

Currency Exposure Diversification	% of Total Investments
USD	58.7%
EUR	15.2
HKD	8.4
CHF	2.5
INR	2.5
GBP	2.4
KRW	2.1
AUD	2.0
AED	2.0
JPY	1.8
CAD	0.9
SGD	0.8
DKK	0.7
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$32,381,053	$32,381,053	$—	$— **
Industrial Conglomerates	1,895,932	1,123,701	772,231	—
Oil, Gas & Consumable Fuels	794,785	794,785	—	— **
Other Industry Categories*	93,164,938	93,164,938	—	—
Money Market Funds	15,066	15,066	—	—
Repurchase Agreements	1,195,584	—	1,195,584	—
Total Investments	$129,447,358	$127,479,543	$1,967,815	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.6%
	Aerospace & Defense — 3.1%
52,683	AeroVironment, Inc. (b) (c)	$8,696,383
47,043	Kratos Defense & Security Solutions, Inc. (b)	2,345,564
5,352	Northrop Grumman Corp.	2,725,827
1,608,693	QinetiQ Group PLC (GBP)	9,013,409
		22,781,183
	Air Freight & Logistics — 0.4%
60,204	GXO Logistics, Inc. (b)	3,052,343
	Automobile Components — 4.5%
44,405	Aptiv PLC (b)	2,725,579
251,700	Denso Corp. (JPY)	2,904,082
451,907	Gentex Corp.	11,419,690
46,585	Magna International, Inc.	3,058,771
1,055,907	Mobileye Global, Inc., Class A (b)	10,221,180
194,818	Valeo SE (EUR)	2,852,596
		33,181,898
	Automobiles — 0.7%
6,288	Hyundai Motor Co. (KRW)	2,009,010
6,923	Tesla, Inc. (b)	2,911,814
		4,920,824
	Biotechnology — 1.5%
3,041,246	Recursion Pharmaceuticals, Inc., Class A (b) (c)	11,161,373
	Broadline Retail — 1.4%
24,286	Alibaba Group Holding Ltd., ADR	2,330,970
20,764	Amazon.com, Inc. (b)	4,948,892
104,642	JD.com, Inc., ADR	2,666,278
		9,946,140
	Communications Equipment — 1.9%
18,918	Arista Networks, Inc. (b)	3,213,790
90,666	Cisco Systems, Inc.	10,649,628
		13,863,418
	Consumer Finance — 1.6%
323,115	Upstart Holdings, Inc. (b)	11,447,965
	Consumer Staples Distribution & Retail — 1.2%
3,632,181	Ocado Group PLC (GBP) (b)	8,633,711
	Electrical Equipment — 3.9%
52,510	ABB Ltd. (CHF)	5,691,616
20,977	Emerson Electric Co.	3,002,858
73,200	Mitsubishi Electric Corp. (JPY)	2,645,365
320,400	NIDEC CORP. (JPY) (b)	5,212,079
Shares	Description	Value

	Electrical Equipment (Continued)
12,458	Rockwell Automation, Inc.	$6,167,707
17,839	Schneider Electric SE (EUR)	5,817,242
		28,536,867
	Electronic Equipment, Instruments & Components — 6.0%
85,339	Cognex Corp.	6,180,251
71,998	Delta Electronics, Inc. (TWD)	4,407,142
1,180,161	Hexagon AB, Class B (SEK)	9,751,556
11,200	Keyence Corp. (JPY)	5,583,640
155,700	Omron Corp. (JPY)	5,554,045
178,900	Yokogawa Electric Corp. (JPY)	6,200,077
23,066	Zebra Technologies Corp., Class A (b)	6,072,355
		43,749,066
	Energy Equipment & Services — 1.6%
285,589	Oceaneering International, Inc. (b)	11,572,066
	Health Care Equipment & Supplies — 2.6%
25,711	Intuitive Surgical, Inc. (b)	10,224,751
40,873	Medtronic PLC	3,197,495
68,347	Omnicell, Inc. (b)	2,837,767
9,888	Stryker Corp.	3,113,138
		19,373,151
	Hotels, Restaurants & Leisure — 1.0%
1,167,709	Serve Robotics, Inc. (b) (c)	7,683,525
	Household Durables — 0.4%
139,400	Sony Group Corp. (JPY)	2,812,091
	Industrial Conglomerates — 1.5%
34,678	Siemens AG (EUR)	11,139,991
	Interactive Media & Services — 3.5%
14,776	Alphabet, Inc., Class A	5,280,499
22,296	Baidu, Inc., ADR (b)	2,548,210
108,376	Kakao Corp. (KRW)	2,416,828
17,262	Meta Platforms, Inc., Class A	9,723,512
19,429	NAVER Corp. (KRW)	2,495,560
55,355	Tencent Holdings Ltd. (HKD)	3,033,537
		25,498,146
	IT Services — 4.8%
20,174	Akamai Technologies, Inc. (b)	2,384,769
2,166,285	BigBear.ai Holdings, Inc. (b) (c)	7,950,266
45,150	Cloudflare, Inc., Class A (b)	11,074,392

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	IT Services (Continued)
36,663	International Business Machines Corp.	$10,310,002
8,991	MongoDB, Inc. (b)	3,020,077
		34,739,506
	Life Sciences Tools & Services — 4.1%
66,999	Illumina, Inc. (b)	11,780,434
28,256	Tecan Group AG (CHF)	5,658,194
216,328	Tempus AI, Inc., Class A (b)	12,531,881
		29,970,509
	Machinery — 12.1%
181,592	ATS Corp. (CAD) (b)	5,234,254
7,667,726	AutoStore Holdings Ltd. (NOK) (b) (d) (e)	9,582,237
122,400	Daifuku Co., Ltd. (JPY)	5,363,634
5,565	Deere & Co.	3,530,046
220,200	FANUC Corp. (JPY)	9,960,768
41,815	JBT Marel Corp.	6,063,175
153,100	Kawasaki Heavy Industries Ltd. (JPY)	2,751,836
74,177	Proto Labs, Inc. (b)	6,046,167
23,438	Rainbow Robotics (KRW) (b)	7,851,496
235,177	Symbotic, Inc. (b)	10,571,206
837,283	UBTech Robotics Corp., Ltd., Class H (HKD) (b)	10,974,670
207,035	Valmet Oyj (EUR)	4,996,091
124,100	Yaskawa Electric Corp. (JPY)	5,363,330
		88,288,910
	Pharmaceuticals — 0.5%
13,388	Johnson & Johnson	3,400,150
	Professional Services — 0.6%
53,530	Innodata, Inc. (b)	4,045,797
	Semiconductors & Semiconductor Equipment — 11.7%
10,888	Advanced Micro Devices, Inc. (b)	6,324,948
77,856	Ambarella, Inc. (b)	6,680,045
12,578	Broadcom, Inc.	4,751,339
26,307	Intel Corp. (b)	3,673,246
29,242	KLA Corp.	8,822,604
27,413	Marvell Technology, Inc.	8,166,059
5,788	Micron Technology, Inc.	6,681,031
26,616	NVIDIA Corp.	5,325,595
17,487	NXP Semiconductors N.V.	4,914,372
22,387	QUALCOMM, Inc.	4,136,894
198,800	Renesas Electronics Corp. (JPY)	5,877,374
3,630	SK hynix, Inc. (KRW)	6,208,933
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
13,430	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	$6,413,765
15,013	Teradyne, Inc.	7,263,890
		85,240,095
	Software — 27.5%
11,638	Adobe, Inc. (b)	2,386,023
466,585	Appian Corp., Class A (b)	10,684,797
13,042	Autodesk, Inc. (b)	2,535,626
102,613	BlackLine, Inc. (b)	2,880,347
1,013,749	C3.ai, Inc., Class A (b)	9,214,978
29,120	Cadence Design Systems, Inc. (b)	10,929,318
2,322,995	CCC Intelligent Solutions Holdings, Inc. (b)	11,986,654
497,531	Dassault Systemes SE (EUR)	10,127,416
12,197	Datadog, Inc., Class A (b)	3,175,611
256,353	Dynatrace, Inc. (b)	11,256,460
46,628	Elastic N.V. (b)	2,658,729
16,175,778	Horizon Robotics (HKD) (b) (c)	8,414,948
12,481	Microsoft Corp.	4,655,663
117,829	Nice Ltd., ADR (b)	10,704,765
69,746	Palantir Technologies, Inc., Class A (b)	8,137,266
38,759	Palo Alto Networks, Inc. (b)	13,217,594
305,572	Pegasystems, Inc.	9,157,993
21,746	PTC, Inc. (b)	2,470,563
57,133	Salesforce, Inc.	8,950,456
659,702	SentinelOne, Inc., Class A (b)	11,195,143
87,787	ServiceNow, Inc. (b)	8,715,493
1,213,120	SoundHound AI, Inc., Class A (b) (c)	7,848,886
22,955	Synopsys, Inc. (b)	10,239,537
931,576	UiPath, Inc., Class A (b)	10,126,231
74,684	Workday, Inc., Class A (b)	9,142,815
		200,813,312
	Technology Hardware, Storage & Peripherals — 1.2%
9,667	Apple, Inc.	2,797,243
14,342	Samsung Electronics Co., Ltd. (KRW)	3,091,866
164,000	Seiko Epson Corp. (JPY)	2,720,305
		8,609,414
	Wireless Telecommunication Services — 0.3%
64,100	SoftBank Group Corp. (JPY)	2,350,800
	Total Common Stocks	726,812,251
	(Cost $659,374,752)

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
2,999,715	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (f)	$2,999,715
	(Cost $2,999,715)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 5.4%
$34,590,810	Bank of America Corp., 3.64% (f), dated 06/30/26, due 07/01/26, with a maturity value of $34,594,308. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 11/30/29 to 11/15/42. The value of the collateral including accrued interest is $35,282,628. (g)	34,590,810
5,215,585	RBC Dominion Securities, Inc., 3.64% (f), dated 06/30/26, due 07/01/26, with a maturity value of $5,216,112. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/06/26 to 11/15/55. The value of the collateral including accrued interest is $5,319,897. (g)	5,215,585
	Total Repurchase Agreements	39,806,395
	(Cost $39,806,395)

	Total Investments — 105.4%	769,618,361
	(Cost $702,180,862)
	Net Other Assets and Liabilities — (5.4)%	(39,722,028)
	Net Assets — 100.0%	$729,896,333

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $39,899,307 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $39,806,395. On
June 30, 2026, the last business day of the period, there was sufficient collateral based on the end of day market value
from the prior business day; however, as a result of market
movement from June 29 to June 30, the value of the related
securities loaned was above the collateral value received.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of June 30, 2026.
(g)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Country Allocation†	% of Net Assets
United States	70.8%
Japan	9.0
Cayman Islands	3.5
South Korea	3.3
France	2.6
United Kingdom	2.4
Switzerland	1.6
Germany	1.5
China	1.5
Taiwan	1.5
Israel	1.5
Sweden	1.3
Bermuda	1.3
Canada	1.1
Netherlands	1.0
Finland	0.7
Ireland	0.4
Jersey	0.4
Total Investments	105.4
Net Other Assets and Liabilities	(5.4)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
USD	73.4%
JPY	8.5
EUR	4.5
KRW	3.1
HKD	2.9
GBP	2.3
CHF	1.5
SEK	1.3
NOK	1.2
CAD	0.7
TWD	0.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$726,812,251	$726,812,251	$—	$—
Money Market Funds	2,999,715	2,999,715	—	—
Repurchase Agreements	39,806,395	—	39,806,395	—
Total Investments	$769,618,361	$729,811,966	$39,806,395	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 3.5%
1,297	Lockheed Martin Corp.	$660,770
4,748	RTX Corp.	900,838
10,099	Textron, Inc.	926,381
		2,487,989
	Banks — 7.7%
6,178	JPMorgan Chase & Co.	2,022,245
6,075	Popular, Inc.	997,393
28,381	U.S. Bancorp	1,714,212
9,443	Wells Fargo & Co.	780,370
		5,514,220
	Capital Markets — 8.7%
15,488	Bank of New York Mellon (The) Corp.	2,239,720
6,529	Cboe Global Markets, Inc.	1,584,392
19,781	Charles Schwab (The) Corp.	1,825,193
5,360	Tradeweb Markets, Inc., Class A	534,178
		6,183,483
	Chemicals — 2.2%
18,565	Corteva, Inc.	1,572,270
	Commercial Services & Supplies — 1.3%
3,051	Clean Harbors, Inc. (a)	911,486
	Communications Equipment — 2.5%
4,269	Motorola Solutions, Inc.	1,772,873
	Construction Materials — 1.8%
2,290	Martin Marietta Materials, Inc.	1,320,643
	Consumer Staples Distribution & Retail — 6.4%
1,392	Casey’s General Stores, Inc.	1,106,348
2,073	Costco Wholesale Corp.	1,939,229
13,448	Walmart, Inc.	1,523,120
		4,568,697
	Containers & Packaging — 1.3%
3,894	Packaging Corp. of America	927,862
	Diversified Telecommunication Services — 2.0%
69,353	AT&T, Inc.	1,435,607
	Electric Utilities — 3.0%
18,527	Entergy Corp.	2,128,011
	Electrical Equipment — 3.0%
8,795	AMETEK, Inc.	2,127,862
	Electronic Equipment, Instruments & Components — 2.2%
2,310	Teledyne Technologies, Inc. (a)	1,540,539
Shares	Description	Value

	Food Products — 1.1%
10,430	Archer-Daniels-Midland Co.	$796,852
	Health Care Providers & Services — 3.3%
3,553	Cencora, Inc.	1,005,428
3,663	Ensign Group (The), Inc.	587,179
1,979	HCA Healthcare, Inc.	771,592
		2,364,199
	Health Care REITs — 9.5%
46,012	Omega Healthcare Investors, Inc.	2,193,852
25,965	Ventas, Inc.	2,305,692
10,105	Welltower, Inc.	2,293,532
		6,793,076
	Hotels, Restaurants & Leisure — 2.2%
4,676	Hilton Worldwide Holdings, Inc.	1,545,231
	Insurance — 2.6%
45,668	Old Republic International Corp.	1,868,735
	Machinery — 7.3%
5,312	Dover Corp.	1,191,375
5,921	PACCAR, Inc.	711,230
749	Parker-Hannifin Corp.	732,612
1,927	RBC Bearings, Inc. (a)	1,241,104
4,945	Westinghouse Air Brake Technologies Corp.	1,333,172
		5,209,493
	Media — 1.0%
9,743	New York Times (The) Co., Class A	681,815
	Metals & Mining — 2.0%
3,848	Reliance, Inc.	1,437,613
	Mortgage REITs — 2.9%
186,573	AGNC Investment Corp.	2,033,646
	Oil, Gas & Consumable Fuels — 13.6%
85,295	Antero Midstream Corp.	1,940,461
2,521	Cheniere Energy, Inc.	602,544
8,851	Chevron Corp.	1,467,142
14,229	DT Midstream, Inc.	2,087,964
59,705	Kinder Morgan, Inc.	1,908,769
23,147	Williams (The) Cos., Inc.	1,720,748
		9,727,628
	Specialty Retail — 4.4%
4,622	Ross Stores, Inc.	983,793
14,453	TJX (The) Cos., Inc.	2,189,629
		3,173,422
	Tobacco — 2.0%
7,759	Philip Morris International, Inc.	1,403,681

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 2.3%
1,184	W.W. Grainger, Inc.	$1,610,714
	Total Common Stocks	71,137,647
	(Cost $68,002,618)
MONEY MARKET FUNDS — 0.1%
50,015	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	50,015
	(Cost $50,015)

	Total Investments — 99.9%	71,187,662
	(Cost $68,052,633)
	Net Other Assets and Liabilities — 0.1%	55,843
	Net Assets — 100.0%	$71,243,505

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$71,137,647	$71,137,647	$—	$—
Money Market Funds	50,015	50,015	—	—
Total Investments	$71,187,662	$71,187,662	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.3%
11,562	Textron, Inc.	$1,060,582
	Automobiles — 3.2%
18,712	General Motors Co.	1,442,321
	Banks — 17.5%
9,011	Citigroup, Inc.	1,261,180
614	First Citizens BancShares, Inc., Class A	1,277,605
1,751	JPMorgan Chase & Co.	573,155
50,877	Old National Bancorp	1,317,714
8,031	Popular, Inc.	1,318,530
21,036	U.S. Bancorp	1,270,574
11,457	Wells Fargo & Co.	946,806
		7,965,564
	Biotechnology — 2.4%
11,497	Exelixis, Inc. (a)	625,552
4,278	Incyte Corp. (a)	484,954
		1,110,506
	Capital Markets — 6.4%
3,371	Bank of New York Mellon (The) Corp.	487,480
453	Goldman Sachs Group (The), Inc.	458,151
53,547	Invesco Ltd.	1,413,105
2,556	Morgan Stanley	534,306
		2,893,042
	Chemicals — 1.2%
4,857	CF Industries Holdings, Inc.	525,819
	Consumer Staples Distribution & Retail — 1.1%
5,071	US Foods Holding Corp. (a)	518,510
	Diversified Telecommunication Services — 1.9%
42,094	AT&T, Inc.	871,346
	Electric Utilities — 3.6%
16,470	Edison International	1,226,192
2,885	NRG Energy, Inc.	421,383
		1,647,575
	Electrical Equipment — 1.7%
3,280	Regal Rexnord Corp.	781,263
	Electronic Equipment, Instruments & Components — 3.6%
6,214	TD SYNNEX Corp.	1,661,251
	Food Products — 5.0%
16,359	Archer-Daniels-Midland Co.	1,249,828
9,598	Bunge Global S.A.	1,024,394
		2,274,222
Shares	Description	Value

	Health Care Providers & Services — 6.6%
3,389	Cardinal Health, Inc.	$805,091
1,958	Cencora, Inc.	554,075
4,652	Encompass Health Corp.	470,224
1,771	HCA Healthcare, Inc.	690,495
666	McKesson Corp.	503,230
		3,023,115
	Hotels, Restaurants & Leisure — 1.5%
2,625	Expedia Group, Inc.	671,685
	Insurance — 2.7%
29,632	Old Republic International Corp.	1,212,541
	Machinery — 4.9%
8,518	AGCO Corp.	1,019,604
7,887	Oshkosh Corp.	1,210,497
		2,230,101
	Metals & Mining — 3.5%
6,553	Alcoa Corp.	341,674
1,749	Reliance, Inc.	653,426
2,626	Steel Dynamics, Inc.	602,562
		1,597,662
	Mortgage REITs — 2.8%
116,978	AGNC Investment Corp.	1,275,060
	Oil, Gas & Consumable Fuels — 16.4%
20,528	Antero Resources Corp. (a)	721,354
2,035	Chevron Corp.	337,322
23,747	Devon Energy Corp.	981,226
11,078	EQT Corp.	589,017
12,286	HF Sinclair Corp.	855,720
2,253	Marathon Petroleum Corp.	576,024
20,157	Ovintiv, Inc.	1,061,266
42,115	Permian Resources Corp., Class A	775,337
4,436	Phillips 66	749,906
3,197	Valero Energy Corp.	832,627
		7,479,799
	Passenger Airlines — 3.8%
18,566	Delta Air Lines, Inc.	1,738,891
	Technology Hardware, Storage & Peripherals — 5.9%
6,187	Dell Technologies, Inc., Class C	2,669,443
	Trading Companies & Distributors — 1.9%
2,499	WESCO International, Inc.	863,230
	Total Common Stocks	45,513,528
	(Cost $41,206,533)

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
28,891	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (b)	$28,891
	(Cost $28,891)

	Total Investments — 100.0%	45,542,419
	(Cost $41,235,424)
	Net Other Assets and Liabilities — 0.0%	13,253
	Net Assets — 100.0%	$45,555,672

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$45,513,528	$45,513,528	$—	$—
Money Market Funds	28,891	28,891	—	—
Total Investments	$45,542,419	$45,542,419	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength® ETF (FICS)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.4%
	Aerospace & Defense — 2.1%
20,080	Airbus SE (EUR)	$4,463,395
	Banks — 8.9%
38,940	Canadian Imperial Bank of Commerce (CAD)	4,484,175
94,600	DBS Group Holdings Ltd. (SGD)	4,782,098
23,825	Royal Bank of Canada (CAD)	4,933,493
40,361	Toronto-Dominion Bank (The) (CAD)	4,907,351
		19,107,117
	Beverages — 2.1%
71,000	Coca-Cola HBC AG (GBP)	4,633,567
	Broadline Retail — 1.7%
715,000	Pan Pacific International Holdings Corp. (JPY)	3,619,084
	Building Products — 1.8%
5,917	Geberit AG (CHF)	3,952,966
	Capital Markets — 2.2%
253,100	Singapore Exchange Ltd. (SGD)	4,710,839
	Chemicals — 2.2%
1,119	Givaudan S.A. (CHF)	4,736,361
	Consumer Staples Distribution & Retail — 4.2%
73,908	Alimentation Couche-Tard, Inc. (CAD)	4,710,935
95,093	Loblaw Cos., Ltd. (CAD)	4,313,967
		9,024,902
	Diversified Telecommunication Services — 3.6%
1,122,400	Singapore Telecommunications Ltd. (SGD)	3,825,920
1,109,238	Telstra Group Ltd. (AUD)	3,901,333
		7,727,253
	Electrical Equipment — 4.1%
43,934	ABB Ltd. (CHF)	4,762,054
23,843	Legrand S.A. (EUR)	4,023,779
		8,785,833
	Financial Services — 4.4%
100,649	Investor AB, Class B (SEK)	4,178,506
160,389	Poste Italiane S.p.A. (EUR)	5,244,896
		9,423,402
	Food Products — 2.0%
41,965	Nestle S.A. (CHF)	4,314,916
	Health Care Equipment & Supplies — 1.9%
17,317	Sonova Holding AG (CHF)	4,117,074
Shares	Description	Value

	Hotels, Restaurants & Leisure — 4.6%
120,462	Aristocrat Leisure Ltd. (AUD)	$5,110,019
149,681	Compass Group PLC	4,834,696
		9,944,715
	Household Products — 1.8%
60,569	Reckitt Benckiser Group PLC (GBP)	3,945,594
	Insurance — 15.8%
9,241	Allianz SE (EUR)	4,372,370
82,500	Great-West Lifeco, Inc. (CAD)	5,256,848
22,195	Intact Financial Corp. (CAD)	4,580,785
6,381	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	3,561,607
386,524	Sampo Oyj, Class A (EUR)	4,060,445
3,528	Swiss Life Holding AG (CHF)	3,884,293
25,208	Swiss Re AG (CHF)	4,008,946
5,924	Zurich Insurance Group AG (CHF)	4,388,745
		34,114,039
	IT Services — 1.7%
55,698	CGI, Inc. (CAD)	3,600,096
	Machinery — 9.0%
67,732	Alfa Laval AB (SEK)	4,030,523
61,271	Kone Oyj, Class B (EUR)	3,483,598
95,995	Sandvik AB (SEK)	3,959,057
11,989	Schindler Holding AG (CHF)	3,976,550
118,217	Volvo AB, Class B (SEK)	4,017,233
		19,466,961
	Metals & Mining — 1.8%
42,125	Rio Tinto PLC (GBP)	3,979,549
	Passenger Airlines — 2.1%
70,115	Ryanair Holdings PLC, ADR	4,539,946
	Personal Care Products — 4.1%
10,102	L’Oreal S.A. (EUR)	4,428,282
72,981	Unilever PLC (GBP)	4,382,887
		8,811,169
	Pharmaceuticals — 7.6%
20,753	AstraZeneca PLC (GBP)	3,881,432
146,337	GSK PLC (GBP)	3,845,304
27,908	Novartis AG (CHF)	4,372,023
10,363	Roche Holding AG (CHF)	4,268,325
		16,367,084
	Professional Services — 2.0%
37,201	SGS S.A. (CHF)	4,314,948
	Specialty Retail — 1.9%
65,502	Industria de Diseno Textil S.A. (EUR)	4,125,309

First Trust International Developed Capital Strength® ETF (FICS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Textiles, Apparel & Luxury Goods — 1.8%
2,070	Hermes International S.C.A. (EUR)	$3,779,547
	Trading Companies & Distributors — 2.1%
27,591	Toromont Industries Ltd. (CAD)	4,537,122
	Transportation Infrastructure — 1.9%
135,283	Aena SME S.A. (EUR) (b) (c)	4,120,938
	Total Common Stocks	214,263,726
	(Cost $190,040,434)
WARRANTS (a) — 0.0%
	Software — 0.0%
753	Constellation Software, Inc., expiring 03/31/40 (CAD) (d) (e) (f) (g)	0
	(Cost $0)
MONEY MARKET FUNDS — 0.1%
149,121	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (h)	149,121
	(Cost $149,121)

	Total Investments — 99.5%	214,412,847
	(Cost $190,189,555)
	Net Other Assets and Liabilities — 0.5%	1,039,973
	Net Assets — 100.0%	$215,452,820

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	Non-income producing security.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2026, securities noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
Switzerland	25.8%
Canada	19.2
United Kingdom	11.5
Sweden	7.5
Singapore	6.2
France	5.7
Australia	4.2
Spain	3.8
Germany	3.7
Finland	3.5
Italy	2.4
Ireland	2.1
Netherlands	2.1
Japan	1.7
United States	0.1
Total Investments	99.5
Net Other Assets and Liabilities	0.5
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust International Developed Capital Strength® ETF (FICS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Currency Exposure Diversification	% of Total Investments
CHF	23.8%
EUR	21.3
CAD	19.3
GBP	11.5
SEK	7.6
SGD	6.2
USD	4.4
AUD	4.2
JPY	1.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$214,263,726	$214,263,726	$—	$—
Warrants*	— **	—	—	— **
Money Market Funds	149,121	149,121	—	—
Total Investments	$214,412,847	$214,412,847	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust S&P 500 Economic Moat ETF (EMOT)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.9%
99	Lockheed Martin Corp.	$50,436
	Beverages — 3.7%
619	Coca-Cola (The) Co.	50,306
359	PepsiCo, Inc.	48,609
		98,915
	Broadline Retail — 2.0%
218	Amazon.com, Inc. (a)	51,958
	Commercial Services & Supplies — 1.7%
1,651	Copart, Inc. (a)	46,542
	Consumer Staples Distribution & Retail — 1.8%
429	Walmart, Inc.	48,589
	Electronic Equipment, Instruments & Components — 2.1%
147	Jabil, Inc.	56,666
	Financial Services — 4.1%
106	Mastercard, Inc., Class A	54,442
160	Visa, Inc., Class A	54,894
		109,336
	Health Care Equipment & Supplies — 1.8%
93	IDEXX Laboratories, Inc. (a)	48,959
	Health Care Providers & Services — 3.8%
184	Cencora, Inc.	52,068
66	McKesson Corp.	49,870
		101,938
	Hotels, Restaurants & Leisure — 8.1%
322	Booking Holdings, Inc.	57,393
183	McDonald’s Corp.	49,467
524	Starbucks Corp.	53,548
343	Yum! Brands, Inc.	54,832
		215,240
	Household Products — 6.0%
576	Colgate-Palmolive Co.	52,807
510	Kimberly-Clark Corp.	55,983
347	Procter & Gamble (The) Co.	50,884
		159,674
	Insurance — 2.1%
254	Progressive (The) Corp.	55,486
	Interactive Media & Services — 3.9%
147	Alphabet, Inc., Class C	51,940
91	Meta Platforms, Inc., Class A	51,259
		103,199
Shares	Description	Value

	IT Services — 1.7%
180	VeriSign, Inc.	$45,281
	Life Sciences Tools & Services — 2.2%
46	Mettler-Toledo International, Inc. (a)	58,765
	Oil, Gas & Consumable Fuels — 2.3%
138	Texas Pacific Land Corp.	60,394
	Pharmaceuticals — 3.8%
46	Eli Lilly & Co.	55,174
637	Zoetis, Inc.	45,775
		100,949
	Professional Services — 3.8%
224	Automatic Data Processing, Inc.	50,165
512	Paychex, Inc.	50,345
		100,510
	Semiconductors & Semiconductor Equipment — 16.0%
104	Applied Materials, Inc.	75,192
139	Broadcom, Inc.	52,507
242	KLA Corp.	73,014
161	Lam Research Corp.	69,766
258	NVIDIA Corp.	51,623
271	QUALCOMM, Inc.	50,078
184	Texas Instruments, Inc.	54,845
		427,025
	Software — 7.6%
222	Adobe, Inc. (a)	45,514
42	Fair Isaac Corp. (a)	50,181
373	Fortinet, Inc. (a)	57,300
130	Microsoft Corp.	48,493
		201,488
	Specialty Retail — 8.2%
17	AutoZone, Inc. (a)	54,331
162	Home Depot (The), Inc.	57,134
240	Lowe’s Cos., Inc.	52,918
572	O’Reilly Automotive, Inc. (a)	52,675
		217,058
	Technology Hardware, Storage & Peripherals — 3.7%
178	Apple, Inc.	51,506
2,097	HP, Inc.	46,008
		97,514
	Textiles, Apparel & Luxury Goods — 5.7%
435	Lululemon Athletica, Inc. (a)	49,668
1,178	NIKE, Inc., Class B	48,357
367	Tapestry, Inc.	53,722
		151,747

First Trust S&P 500 Economic Moat ETF (EMOT)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco — 1.9%
283	Philip Morris International, Inc.	$51,197

	Total Investments — 99.9%	2,658,866
	(Cost $2,832,112)
	Net Other Assets and Liabilities — 0.1%	3,846
	Net Assets — 100.0%	$2,662,712

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,658,866	$2,658,866	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VI
Additional Information
June 30, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Disclaimers
Nasdaq®, Nasdaq Technology DividendTM Index, Nasdaq US Multi-Asset Diversified IncomeTM Index, Nasdaq US Rising Dividend AchieversTM Index, Dorsey Wright Focus FiveTM Index, Dorsey Wright Momentum Plus Dividend YieldTM Index, Dorsey Wright International Focus FiveTM Index, Dorsey Wright Dynamic Focus FiveTM Index, Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index, Nasdaq CTA Artificial Intelligence and RoboticsTM Index, Dorsey Wright Momentum Plus Low VolatilityTM Index, Dorsey Wright Momentum Plus ValueTM Index and The International Developed Capital StrengthTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds have not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright Momentum & Dividend ETF, First Trust Dorsey Wright International Focus 5 ETF, First Trust Dorsey Wright Dynamic Focus 5 ETF, First Trust Dorsey Wright Momentum & Low Volatility ETF, and First Trust Dorsey Wright Momentum & Value ETF are not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the indexes, which are determined, composed and calculated by Dorsey Wright without regard to First Trust or the Funds.
Richard Bernstein Advisors and Richard Bernstein Advisors American Industrial Renaissance® Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining or composing the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P International Dividend Aristocrats Index and S&P 500® Economic Moat Index (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Indxx and Indxx Blockchain Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.